UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Limited Duration Fund

BBH Core Select

BBH Global Core Select

BBH International Equity Fund

BBH Intermediate Municipal Bond Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2015

BBH Limited Duration Fund

BBH LIMITED DURATION FUND
PORTFOLIO ALLOCATION
April 30, 2015 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,762,894,349	33.9%
Commercial Mortgage Backed Securities	619,219,024	11.9
Corporate Bonds	1,555,287,938	29.8
Loan Participations and Assignments	231,684,988	4.4
Municipal Bonds	196,858,510	3.8
U.S. Government Agency Obligations	275,730,987	5.3
U.S. Inflation Linked Debt	108,063,352	2.1
Certificates of Deposit	349,304,185	6.7
Time Deposits	50,000,000	1.0
U.S. Treasury Bills	92,998,078	1.8
Liabilities in Excess of Other Assets	(34,367,868)	(0.7)
NET ASSETS	$5,207,673,543	100.0%

All data as of April 30, 2015. The BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (33.9%)
$32,182,262	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$32,587,758
9,502,961	Aircraft Lease Securitisation, Ltd.
	2007-1A1,2	05/10/32	0.436	9,413,918
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,737,118
15,736,891	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	15,786,069
7,347,000	AmeriCredit Automobile Receivables
	Trust 2012-2	10/10/17	2.640	7,422,101
12,290,000	AmeriCredit Automobile Receivables
	Trust 2012-3	05/08/18	2.420	12,421,011
11,300,000	AmeriCredit Automobile Receivables
	Trust 2013-3	06/10/19	2.380	11,443,646
1,377,938	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.732	1,377,682
13,962,793	Ascentium Equipment Receivables LLC
	2014-1A1	01/10/17	1.040	13,954,960
31,870,000	Ascentium Equipment Receivables LLC
	2015-1A1	07/10/17	1.150	31,901,551
500,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-3A1	05/20/16	4.640	501,018
25,300,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-5A1	03/20/17	3.150	25,688,709
7,836,151	AXIS Equipment Finance
	Receivables II LLC 2013-1A1	03/20/17	1.750	7,835,720
26,943,000	AXIS Equipment Finance
	Receivables III LLC 2015-1A1	03/20/20	1.900	26,927,777
20,420,868	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	20,420,868
15,175,000	Cabela’s Credit Card Master Note
	Trust 2010-2A1,2	09/17/18	0.882	15,201,147
4,300,000	Capital Auto Receivables Asset
	Trust 2013-1	10/22/18	1.740	4,315,605
8,030,000	Capital Auto Receivables Asset
	Trust 2013-2	10/22/18	1.960	8,108,855
2,820,000	Capital Auto Receivables Asset
	Trust 2013-2	04/22/19	2.660	2,880,512
13,260,000	Capital Auto Receivables Asset
	Trust 2013-3	10/22/18	2.790	13,519,803

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	3

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$38,740,000	Carlyle Global Market Strategies
	Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	2.175%	$38,739,582
5,205,086	CCG Receivables Trust 2013-1[1]	08/14/20	1.050	5,210,395
17,153,588	CCG Receivables Trust 2014-1[1]	11/15/21	1.060	17,153,640
8,424,213	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.428	8,452,502
4,833,701	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.924	4,836,244
6,859,281	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.628	6,860,797
32,559,360	Chesterfield Financial Holdings LLC
	2014-1A1	12/15/34	4.500	32,932,419
22,780,000	CIT Equipment Collateral 2014-VT1[1]	10/21/19	1.500	22,806,151
48,080,000	Citibank Credit Card Issuance
	Trust 2014-A8	04/09/20	1.730	48,573,637
2,362,686	Credit Acceptance Auto Loan
	Trust 2012-2A1	03/16/20	1.520	2,367,392
11,950,000	Credit Acceptance Auto Loan
	Trust 2013-1A1	10/15/20	1.210	11,955,605
11,790,000	Credit Acceptance Auto Loan
	Trust 2013-2A1	04/15/21	1.500	11,823,059
7,530,000	Credit Acceptance Auto Loan
	Trust 2013-2A1	10/15/21	2.260	7,578,124
10,040,000	Credit Acceptance Auto Loan
	Trust 2014-1A1	10/15/21	1.550	10,029,237
11,160,000	Credit Acceptance Auto Loan
	Trust 2014-1A1	04/15/22	2.290	11,201,616
2,720,000	Credit Acceptance Auto Loan
	Trust 2014-2A1	09/15/22	2.670	2,724,118
10,890,000	Credit Acceptance Auto Loan
	Trust 2015-1A1	01/17/23	2.610	10,936,881
1,715,751	Direct Capital Funding V LLC 2013-1[1]	12/20/17	1.673	1,716,780
12,635,777	Direct Capital Funding V LLC 2013-2[1]	08/20/18	1.730	12,652,747
14,868,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	14,973,552
22,610,938	Emerald Aviation Finance, Ltd. 2013-1[1]	10/15/38	4.650	23,232,738
947,418	Enterprise Fleet Financing LLC 2012-2[1]	04/20/18	0.720	947,469
108,604	Exeter Automobile Receivables
	Trust 2012-2A1	06/15/17	1.300	108,633

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$2,811,495	Exeter Automobile Receivables
	Trust 2013-1A1	10/16/17	1.290%	$2,815,189
5,196,557	Exeter Automobile Receivables
	Trust 2013-2A1	11/15/17	1.490	5,206,056
7,617,901	Exeter Automobile Receivables
	Trust 2014-2A1	08/15/18	1.060	7,599,305
32,508,480	FNA Trust 2014-1A1	12/10/22	1.296	32,518,655
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,531,462
4,000,000	Ford Credit Auto Owner Trust 2013-C	01/15/20	2.500	4,079,752
14,500,000	Ford Credit Auto Owner Trust/Ford
	Credit 2014-2[1]	04/15/26	2.310	14,756,171
24,801,741	Foursight Capital Automobile
	Receivables Trust 2014-1[1]	03/23/20	2.110	24,734,873
12,389,396	FRS I LLC 2013-1A1	04/15/43	1.800	12,290,404
17,450,000	GE Dealer Floorplan Master Note
	Trust 2012-2[2]	04/22/19	0.931	17,560,075
18,434,624	Global Container Assets, Ltd. 2013-1A1	11/05/28	2.200	18,409,719
42,051,667	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	41,853,279
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	9,612,568
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	33,759,956
8,350,000	HLSS Servicer Advance Receivables
	Backed Notes 2012-T2[1]	10/15/45	1.990	8,349,441
10,350,000	HLSS Servicer Advance Receivables
	Backed Notes 2013-T1[1]	01/16/46	1.495	10,339,650
17,090,000	HLSS Servicer Advance Receivables
	Backed Notes 2013-T3[1]	05/15/46	1.793	16,994,296
6,376,476	Huntington Auto Trust 2011-1A1	11/15/16	1.310	6,382,693
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,706,069
8,510,000	Leaf II Receivables Funding LLC 2013-1[1]	10/15/16	1.330	8,515,106
8,972,000	Leaf II Receivables Funding LLC 2013-1[1]	09/15/21	1.980	8,991,738
4,470,000	M&T Bank Auto Receivables
	Trust 2013-1A1	03/15/19	2.160	4,505,322
8,144,349	MCA Fund I Holding LLC 2014-1A1,2	08/15/24	2.257	8,148,715
2,008,444	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	2,028,237
14,790,000	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	14,869,526
15,721,215	Motor, Plc. 2014-1A1,2	08/25/21	0.661	15,751,341

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	5

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$902,144	Nations Equipment Finance
	Funding I LLC 2013-1A1	11/20/16	1.697%	$902,685
25,931,577	Nations Equipment Finance
	Funding II LLC 2014-1A1	07/20/18	1.558	25,926,339
3,140,000	Nationstar Agency Advance Funding
	Trust 2013-T2A1	02/18/48	1.892	3,091,236
35,000,000	Nationstar Mortgage Advance
	Receivables Trust 2013-T3A1	06/20/48	2.438	34,825,000
3,660,404	Navitas Equipment Receivables LLC
	2013-1[1]	11/15/16	1.950	3,660,158
23,903,000	Navitas Equipment Receivables LLC
	2015-1[1]	11/15/18	2.120	23,942,583
51,030,000	NCF Dealer Floorplan Master
	Trust 2014-1A1,2	10/20/20	1.681	51,029,974
19,907,538	New Mexico State Educational
	Assistance Foundation[2]	01/02/25	0.879	19,803,620
808,536	New York City Tax Lien 2013-A1	11/10/26	1.190	807,970
29,870,000	NextGear Floorplan Master Owner
	Trust 2014-1A1	10/15/19	1.920	29,993,960
17,300,000	Nordstrom Private Label Credit Card
	Master Note Trust 2011-1A1	11/15/19	2.280	17,588,339
28,770,000	OneMain Financial Issuance
	Trust 2014-1A1	06/18/24	2.430	28,838,875
15,230,000	OneMain Financial Issuance
	Trust 2014-2A1	09/18/24	3.020	15,264,724
26,190,000	OneMain Financial Issuance
	Trust 2015-1A1	03/18/26	3.850	26,790,537
18,310,000	Oxford Finance Funding Trust 2014-1A1	12/15/22	3.475	18,386,085
7,528,412	PFS Tax Lien Trust 2014-1[1]	04/15/16	1.440	7,550,907
12,340,000	Santander Drive Auto Receivables
	Trust 2013-2	03/15/19	1.950	12,404,119
5,990,000	Santander Drive Auto Receivables
	Trust 2013-4	01/15/20	3.250	6,177,607
6,322,735	SMART Trust 2011-4USA[1,2]	08/14/17	1.529	6,326,105
13,690,000	SMART Trust 2012-1USA[1]	12/14/17	2.010	13,799,520
1,630,218	SMART Trust 2012-2USA[1]	10/14/16	1.590	1,634,756

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$1,668,521	SMART Trust 2012-4US	03/14/17	0.970%	$1,669,188
11,691,028	SMART Trust 2013-2US	01/14/17	0.830	11,689,859
3,630,000	SMART Trust 2013-2US	02/14/19	1.180	3,624,555
13,420,000	SMART Trust 2015-1US	09/14/18	1.500	13,441,608
39,245	SNAAC Auto Receivables Trust 2013-1A1	07/16/18	1.140	39,251
6,349,606	SNAAC Auto Receivables Trust 2014-1A1	09/17/18	1.030	6,350,552
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	33,632,199
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	10,173,428
40,888,691	Springleaf Funding Trust 2013-AA1	09/15/21	2.580	41,016,795
19,640,000	Springleaf Funding Trust 2014-AA1	12/15/22	2.410	19,670,619
17,551,194	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	18,082,256
12,531,362	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,961,949
20,947,998	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	21,627,727
5,339,216	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	5,303,828
22,712,500	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	23,026,955
39,102,000	Textainer Marine Containers, Ltd.
	2014-1A1	10/20/39	3.270	39,388,227
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.431	11,535,500
49,760,000	Trafigura Securitisation Finance, Plc.
	2014-1A1,2	10/15/21	1.132	49,780,028
33,330,000	Turquoise Card Backed Securities, Plc.
	2012-1A1,2	06/17/19	0.982	33,570,643
8,707,189	Utah State Board of Regents 2011-1[2]	05/01/29	1.105	8,742,453
3,619,626	Westlake Automobile Receivables
	Trust 2013-1A1	01/15/18	1.120	3,621,085
20,490,000	Westlake Automobile Receivables
	Trust 2014-2A1	10/16/17	0.970	20,491,393
46,880,000	Westlake Automobile Receivables
	Trust 2015-1A1	03/15/18	1.170	46,910,566
10,600,000	Westlake Automobile Receivables
	Trust 2015-1A1	11/16/20	2.290	10,633,040
32,510,000	World Financial Network Credit Card
	Master Trust 2014-C	08/16/21	1.540	32,596,802
	Total Asset Backed Securities
	(Identified cost $1,752,007,285)			1,762,894,349

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	7

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED
	SECURITIES (11.9%)
$15,540,000	Aventura Mall Trust 2013-AVM[1,2]	12/05/32	3.743%	$16,323,371
31,807,000	BB-UBS Trust 2012-TFT[1,2]	06/05/30	3.468	31,514,725
6,349,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	2.630	6,278,323
32,018,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	4.691	32,659,833
12,240,000	BLCP Hotel Trust 2014-CLRN[1,2]	08/15/29	2.132	12,268,079
14,860,000	Boca Hotel Portfolio Trust 2013-BOCA[1,2]	08/15/26	1.932	14,860,000
28,190,000	Carefree Portfolio Trust 2014-CARE[1,2]	11/15/19	2.582	28,287,594
42,795,000	CDGJ Commercial Mortgage
	Trust 2014-BXCH[1,2]	12/15/27	2.682	42,870,961
10,500,000	CGBAM Commercial Mortgage
	Trust 2014-HD1,2	02/15/31	1.382	10,479,273
7,457,000	CGBAM Commercial Mortgage
	Trust 2014-HD1,2	02/15/31	1.782	7,444,696
31,329,000	CG-CCRE Commercial Mortgage
	Trust 2014-FL2[1,2]	11/15/31	3.082	31,370,323
7,510,000	Citigroup Commercial Mortgage
	Trust 2013-SMP[1]	01/12/30	2.435	7,621,358
2,085,000	Citigroup Commercial Mortgage
	Trust 2013-SMP[1]	01/12/30	2.738	2,118,623
24,520,000	Citigroup Commercial Mortgage
	Trust 2014-388G1,2	06/15/33	1.932	24,447,053
22,422,606	Commercial Mortgage Pass Through
	Certificates 2013-GAM[1]	02/10/28	1.705	22,233,942
9,690,000	Commercial Mortgage Pass Through
	Certificates 2013-GAM[1,2]	02/10/28	3.417	9,832,424
11,651,168	Commercial Mortgage Pass Through
	Certificates 2013-SFS[1]	04/12/35	1.873	11,520,244
42,990,000	Commercial Mortgage Pass Through
	Certificates 2014-KYO[1,2]	06/11/27	1.830	42,909,394
22,660,000	Commercial Mortgage Pass Through
	Certificates 2014-TWC[1,2]	02/13/32	1.026	22,610,057
14,950,000	EQTY 2014-INNS Mortgage Trust[1,2]	05/08/31	1.780	14,814,912
17,740,000	GTP Acquisition Partners I LLC[1]	05/15/43	2.364	17,868,988
26,481,708	GTP Cellular Sites LLC[1]	03/15/42	3.721	26,868,394

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED
	SECURITIES (continued)
$9,696,976	Hilton USA Trust 2013-HLF[1,2]	11/05/30	1.674%	$9,693,863
14,850,958	Hilton USA Trust 2013-HLF[1,2]	11/05/30	2.074	14,846,191
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT[1,2]	11/15/29	2.282	9,420,426
5,780,000	JP Morgan Chase Commercial Mortgage
	Securities Corp. 2011-PLSD[1]	11/13/28	3.364	5,963,503
5,600,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-BXH[1,2]	04/15/27	1.432	5,596,046
10,250,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-BXH[1,2]	04/15/27	1.832	10,239,812
14,860,000	SBA Tower Trust[1]	12/15/42	2.933	15,110,837
40,700,000	SBA Tower Trust[1]	04/15/43	2.240	40,620,187
15,700,000	Unison Ground Lease Funding LLC[1]	04/15/40	5.349	16,599,390
14,500,000	Wells Fargo Commercial Mortgage
	Trust 2014-TISH[1,2]	02/15/27	2.032	14,400,501
25,300,000	WFCG Commercial Mortgage
	Trust 2015-BXRP[1,2]	11/15/29	1.322	25,268,479
14,275,000	WFCG Commercial Mortgage
	Trust 2015-BXRP[1,2]	11/15/29	1.672	14,257,222
	Total Commercial Mortgage Backed Securities
	(Identified cost $617,743,909)			619,219,024

	CORPORATE BONDS (29.8%)
	ADVERTISING (0.2%)
6,300,000	Alliance Data Systems Corp.[1]	12/01/17	5.250	6,552,000
5,000,000	Alliance Data Systems Corp.[1]	04/01/20	6.375	5,200,000
				11,752,000
	AUTO MANUFACTURERS (0.4%)
17,620,000	General Motors Financial Co., Inc.	05/15/16	2.750	17,842,453

	BANKS (7.6%)
13,655,000	ANZ New Zealand Int’l, Ltd.[1]	03/24/16	1.125	13,711,259
2,170,000	ANZ New Zealand Int’l, Ltd.[1]	03/29/18	1.750	2,177,107
7,229,000	Australia & New Zealand Banking
	Group, Ltd.	10/06/17	1.875	7,326,273

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	9

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$44,000,000	BAC San Jose DPR Funding, Ltd.[1,3]	11/15/21	4.500%	$44,164,881
33,435,000	Bank of America Corp.	08/01/15	4.750	33,752,499
11,125,000	Bank of Montreal	07/15/16	1.300	11,201,840
24,010,000	Citigroup, Inc.	05/19/15	4.750	24,051,081
51,315,000	Commonwealth Bank of Australia[1,2]	03/12/18	0.668	51,299,554
3,163,335	FNBC 1993-A Pass Through Trust	01/05/18	8.080	3,385,310
19,585,000	Goldman Sachs Group, Inc.	05/03/15	3.300	19,585,000
9,480,000	ING Bank NV1	09/25/15	2.000	9,529,704
13,465,000	JPMorgan Chase & Co.	07/05/16	3.150	13,811,266
34,620,000	Mitsubishi UFJ Trust & Banking Corp.[1]	10/16/17	1.600	34,629,832
23,000,000	Morgan Stanley	07/24/15	4.000	23,181,493
14,340,000	Morgan Stanley	01/05/18	1.875	14,390,505
20,855,000	Royal Bank of Scotland Group, Plc.	09/18/15	2.550	20,976,376
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,335,359
19,980,000	Svenska Handelsbanken AB	04/04/17	2.875	20,638,920
36,390,000	Westpac Banking Corp.	12/01/17	1.500	36,533,850
				397,682,109
	COMMERCIAL SERVICES (0.7%)
19,863,000	Experian Finance, Plc.[1]	06/15/17	2.375	20,062,087
8,755,000	Western Union Co.[2]	08/21/15	1.262	8,769,332
6,155,000	Western Union Co.	12/10/17	2.875	6,345,386
3,250,000	Western Union Co.	08/22/18	3.650	3,401,788
				38,578,593
	COSMETICS/PERSONAL CARE (0.6%)
14,213,000	Avon Products, Inc.	03/15/16	3.125	14,177,468
19,745,000	Avon Products, Inc.	03/15/20	5.350	18,461,575
				32,639,043
	DIVERSIFIED FINANCIAL SERVICES (5.8%)
13,156,357	AA Aircraft Financing 2013-1 LLC[1]	11/01/19	3.596	13,419,484
8,119,820	Ahold Lease Series 2001-A-1 Pass
	Through Trust	01/02/20	7.820	9,013,000

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES
	(continued)
$8,115,194	Blue Wing Asset Vehicle[1]	01/11/23	4.500%	$8,421,040
24,815,000	Caisse Centrale Desjardins[1]	09/12/17	1.550	24,896,120
20,000,000	CIC Central America Card
	Receivables, Ltd.[3]	11/05/20	4.500	20,448,122
10,500,000	CIC Receivables Master Trust[3]	10/07/21	4.890	10,822,061
38,693,700	Citigroup Capital XIII[2,4]	10/30/40	7.875	40,071,196
3,000,000	Credit Acceptance Corp.	02/15/21	6.125	2,936,250
23,730,000	Denali Borrower LLC[1]	10/15/20	5.625	25,361,438
12,745,884	Doric Nimrod Air Alpha 2013-1 Pass
	Through Trust[1]	05/30/25	5.250	13,542,502
6,459,488	Doric Nimrod Air Finance Alpha, Ltd.
	2012-1 (Class A) Pass Through
	Trust[1]	11/30/24	5.125	6,844,700
49,455,000	Drawbridge Special Opportunities
	Fund LP1	08/01/21	5.000	49,578,638
4,911,527	LS Power Funding Corp.	12/30/16	8.080	5,236,915
5,875,000	Morgan Stanley Capital Trust III[4]	03/01/33	6.250	6,006,600
5,172,925	Morgan Stanley Capital Trust VIII[4]	04/15/67	6.450	5,241,208
16,349,000	Murray Street Investment Trust I	03/09/17	4.647	17,294,577
43,069,500	Seven & Seven, Ltd.[1,2]	09/11/19	1.404	43,026,387
				302,160,238
	ELECTRIC (1.3%)
25,715,000	Korea East-West Power Co., Ltd.[1]	11/27/18	2.625	26,309,222
12,475,000	Korea Hydro & Nuclear Power Co., Ltd.[1]	10/28/19	2.375	12,544,423
20,150,000	TransAlta Corp.	06/03/17	1.900	20,089,510
5,580,000	TransAlta Corp.	05/15/18	6.650	6,231,499
				65,174,654
	ENGINEERING & CONSTRUCTION (0.2%)
11,161,200	Odebrecht Offshore Drilling
	Finance, Ltd.[1]	10/01/23	6.750	9,629,883

	FOOD (0.3%)
16,805,000	HJ Heinz Co.	10/15/20	4.250	17,225,125

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	11

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-PRODUCTS(0.5%)
$15,995,000	Mallinckrodt International Finance S.A.	04/15/18	3.500%	$15,955,013
10,000,000	Mallinckrodt International Finance S.A./
	Mallinckrodt CB LLC[1]	04/15/20	4.875	10,162,500
				26,117,513
	HEALTHCARE-SERVICES(0.8%)
21,920,000	Anthem, Inc.	09/10/15	1.250	21,965,002
20,395,000	HCA, Inc.	03/15/19	3.750	21,006,850
				42,971,852
	INSURANCE (1.7%)
8,820,000	Aon Corp.	09/30/15	3.500	8,919,146
13,044,500	Prudential Covered Trust 2012-1[1]	09/30/15	2.997	13,143,142
12,290,000	Prudential Financial, Inc.	09/17/15	4.750	12,474,473
11,050,000	Vitality Re IV, Ltd.[1,2]	01/09/17	2.750	11,261,055
33,100,000	Vitality Re V, Ltd.[1,2]	01/07/20	1.750	33,192,680
10,260,000	WR Berkley Corp.	05/15/15	5.600	10,274,323
				89,264,819
	INTERNET (0.4%)
20,335,000	Expedia, Inc.	08/15/20	5.950	22,837,872

	INVESTMENT COMPANIES (1.5%)
28,840,000	Ares Capital Corp.	01/15/20	3.875	29,316,494
27,645,000	FS Investment Corp.	01/15/20	4.250	27,998,303
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,777,720
				79,092,517
	MEDIA (0.7%)
21,000,000	Gannett Co., Inc.	10/15/19	5.125	22,128,750
15,930,000	Scripps Networks Interactive, Inc.	11/15/19	2.750	16,014,684
				38,143,434

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	OIL & GAS (1.6%)
$7,120,000	Korea National Oil Corp.[1]	04/03/17	3.125%	$7,327,192
16,935,000	Korea National Oil Corp.[1]	01/23/19	2.750	17,321,948
23,336,750	Odebrecht Drilling Norbe VIII/IX, Ltd.[1]	06/30/22	6.350	21,714,846
18,280,000	Petrobras Global Finance BV	05/20/16	2.000	17,914,400
21,825,000	Petrobras Global Finance BV2	01/15/19	2.415	20,190,307
				84,468,693
	OIL & GAS SERVICES (0.7%)
35,228,000	Freeport-McMoRan Oil & Gas LLC	11/15/20	6.500	37,427,989

	PHARMACEUTICALS (1.0%)
12,850,000	Actavis Funding SCS[2]	03/12/18	1.348	12,965,187
3,700,000	Actavis Funding SCS	03/12/18	2.350	3,744,563
9,445,000	Hospira, Inc.	03/30/17	6.050	10,245,596
22,116,000	Medco Health Solutions, Inc.	09/15/15	2.750	22,270,436
				49,225,782
	REAL ESTATE (1.0%)
32,965,000	Deutsche Annington Finance BV1	10/02/17	3.200	33,813,387
18,035,000	Prologis International Funding II SA1	02/15/20	4.875	19,470,388
				53,283,775
	REAL ESTATE INVESTMENT TRUSTS (1.7%)
25,700,000	Digital Realty Trust LP	07/15/15	4.500	25,761,294
10,670,000	Scentre Group Trust 1/Scentre Group
	Trust 2[1]	11/05/19	2.375	10,742,588
25,330,000	Select Income REIT	02/01/22	4.150	25,550,422
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	22,331,892
				84,386,196
	TELECOMMUNICATIONS (1.1%)
53,570,000	BellSouth Corp.[1]	04/26/21	4.821	55,383,398
	Total Corporate Bonds
	(Identified cost $1,546,670,436)			1,555,287,938

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	13

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (4.4%)
$29,527,500	Astoria Energy LLC Term B2	12/24/21	5.000%	$29,859,684
10,420,854	Dell International LLC Term B2	04/29/20	4.500	10,457,536
12,132,415	Dell International LLC Term C2	10/29/18	3.750	12,155,224
44,844,330	Delos Finance S.a.r.l.[2]	03/06/21	3.500	44,932,225
20,000,000	Freeport-McMorRan Copper & Gold, Inc.
	(PT Freeport Indonesia)[2]	05/31/18	1.940	19,650,000
14,830,249	Mallinckrodt International Term B2	03/19/21	3.250	14,817,347
1,990,000	Mallinckrodt International Term B1[2]	03/19/21	3.500	1,991,930
19,823,407	Restaurant Brands International, Inc.
	Term B (Burger King)[2]	12/10/21	4.500	20,039,681
20,340,013	RPI Finance Trust Term B2[2]	05/09/18	3.250	20,384,558
8,117,226	RPI Finance Trust Term B3[2]	11/09/18	3.250	8,131,431
21,945,000	RPI Finance Trust Term B4[2]	11/09/20	3.500	21,972,431
7,000,000	SS&C Technologies, Inc./Sunshine
	Acquisition II2	02/19/16	0.000	7,000,000
19,950,000	TPF II Power LLC Term B2	10/02/21	5.500	20,292,941
	Total Loan Participations and Assignments
	(Identified cost $229,861,156)			231,684,988

	MUNICIPAL BONDS (3.8%)
14,250,000	Baylor Health Care System[2]	11/15/25	0.180	13,322,681
3,350,000	City of Portland, Oregon[2]	06/01/19	0.120	3,247,902
8,000,000	Michigan Finance Authority	05/01/16	3.000	8,179,440
16,105,000	Michigan Finance Authority	05/01/17	5.000	17,347,179
8,850,000	Michigan Finance Authority	05/01/18	5.000	9,762,966
5,000,000	New Jersey State Economic
	Development Authority[2]	02/01/17	1.010	4,972,200
20,940,000	New Jersey State Economic
	Development Authority[5]	02/15/17	0.000	20,333,578
28,005,000	New Jersey State Economic
	Development Authority[5]	02/15/18	0.000	26,378,190
27,815,000	New Jersey State Economic
	Development Authority[5]	07/01/20	0.000	23,480,032
2,350,000	New Jersey State Turnpike Authority	01/01/16	4.252	2,400,501
3,600,000	New York State Energy Research &
	Development Authority[2]	12/01/20	0.140	3,467,178

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$7,140,000	Pennsylvania Industrial Development
	Authority[1]	07/01/21	2.967%	$7,103,086
630,000	School District of Philadelphia	09/01/15	1.550	630,069
2,375,000	School District of Philadelphia	09/01/16	1.787	2,375,190
3,445,000	School District of Philadelphia	09/01/17	2.009	3,430,910
2,330,000	School District of Philadelphia	09/01/18	2.512	2,329,371
27,090,000	State of Illinois	03/01/16	4.961	27,995,348
7,110,000	State of Illinois	03/01/18	5.200	7,689,536
7,500,000	State of Illinois	07/01/21	6.200	8,378,025
16,650,000	Tobacco Settlement Financing Corp.[5]	06/01/41	0.000	4,035,128
	Total Municipal Bonds
	(Identified cost $195,192,326)			196,858,510

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (5.3%)
25,000,000	Fannie Mae Discount Notes[5]	05/21/15	0.000	24,999,444
20,000,000	Fannie Mae Discount Notes[5]	08/03/15	0.000	19,996,600
45,000,000	Federal Home Loan Bank
	Discount Notes[5]	05/08/15	0.000	44,999,344
50,000,000	Federal Home Loan Bank
	Discount Notes[5]	07/17/15	0.000	49,993,600
45,000,000	Federal Home Loan
	Bank Discount Notes[5]	07/22/15	0.000	44,993,835
246,880	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	2.372	262,584
117,553	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	2.115	124,190
87,363	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	2.337	93,527
189,210	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	2.447	202,650
16,520,272	Federal National Mortgage
	Association (FNMA)	07/01/35	5.000	18,488,630
1,147,022	Federal National Mortgage
	Association (FNMA)	11/01/35	5.500	1,301,578
116,351	Federal National Mortgage
	Association (FNMA)[2]	07/01/36	2.491	124,602

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	15

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (continued)
$217,156	Federal National Mortgage
	Association (FNMA)[2]	09/01/36	2.198%	$231,664
177,262	Federal National Mortgage
	Association (FNMA)[2]	01/01/37	2.454	190,811
994,820	Federal National Mortgage
	Association (FNMA)	08/01/37	5.500	1,128,134
11,022,504	Federal National Mortgage
	Association (FNMA)	08/01/37	5.500	12,546,265
5,167,662	Federal National Mortgage
	Association (FNMA)	06/01/40	6.500	6,031,003
15,000,000	Freddie Mac Discount Notes[5]	05/18/15	0.000	14,999,674
35,000,000	Freddie Mac Discount Notes[5]	06/01/15	0.000	34,998,192
23,758	Government National Mortgage
	Association (GNMA)[2]	08/20/29	1.625	24,660
	Total U.S. Government Agency Obligations
	(Identified cost $274,006,282)			275,730,987

	U.S. INFLATION LINKED DEBT (2.1%)
105,806,707	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	108,063,352
	Total U.S. Inflation Linked Debt
	(Identified cost $109,296,039)			108,063,352

	CERTIFICATES OF DEPOSIT (6.7%)
45,850,000	Bank of Nova Scotia	05/08/15	0.170	45,850,000
49,800,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	06/10/15	0.240	49,800,000
45,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	07/28/15	0.240	45,004,185
75,000,000	DNB Bank ASA	05/19/15	0.180	75,000,000
73,900,000	Standard Chartered Bank	06/12/15	0.260	73,900,000
59,750,000	Svenska Handelsbanken	07/27/15	0.200	59,750,000
	Total Certificates of Deposit
	(Identified cost $349,300,722)			349,304,185

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	TIME DEPOSITS (1.0%)
$50,000,000	Wells Fargo	05/01/15	0.080%	$50,000,000
	Total Time Deposits
	(Identified cost $50,000,000)			50,000,000

	U.S. TREASURY BILLS (1.8%)
43,000,000	U.S. Treasury Bill[5,6]	05/07/15	0.000	42,999,778
50,000,000	U.S. Treasury Bill[5]	08/06/15	0.000	49,998,300
	Total U.S. Treasury Bills
	(Identified cost $92,992,819)			92,998,078

TOTAL INVESTMENTS (Identified cost $5,217,070,974)[7]			100.7%	$5,242,041,411
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.7)%	(34,367,868)
NET ASSETS			100.0%	$5,207,673,543

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2015 was $2,768,200,387 or 53.2% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2015 coupon or interest rate.
[3]	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
[4]	Trust preferred security.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $5,217,070,974, the aggregate gross unrealized appreciation is $38,858,530 and the aggregate gross unrealized depreciation is $13,888,093, resulting in net unrealized appreciation of $24,970,437.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	17

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	19

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*		Balance as of April 30, 2015
Asset Backed Securities	$–	$1,754,745,634	$8,148,715	**	$1,762,894,349
Commercial Mortgage
Backed Securities	–	619,219,024	–		619,219,024
Corporate Bonds	51,319,004	1,503,968,934	–		1,555,287,938
Loan Participations and
Assignments	–	231,684,988	–		231,684,988
Municipal Bonds	–	196,858,510	–		196,858,510
U.S. Government Agency
Obligations	–	275,730,987	–		275,730,987
U.S. Inflation Linked Debt	–	108,063,352	–		108,063,352
Certificates of Deposit	–	349,304,185	–		349,304,185
Time Deposits	–	50,000,000	–		50,000,000
U.S. Treasury Bills	–	92,998,078	–		92,998,078
Total Investments, at value	$51,319,004	$5,182,573,692	$8,148,715	**	$5,242,041,411
Other Financial Instruments, at value
Financial Futures Contracts	$(6,722,975)	$–	$–		$(6,722,975)
Other Financial Instruments,
at value	$(6,722,975)	$–	$–		$(6,722,975)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015, based on the valuation input levels on October 31, 2014.
**	The security classified as Level 3 in the foregoing table represents less than 1% of the Fund’s net assets as of April 30, 2015 and, accordingly, a reconciliation table is not presented.

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $5,217,070,974)	$5,242,041,411
Cash	5,991,464
Receivables for:
Interest	16,477,791
Shares sold	2,147,975
Futures variation margin on open contracts	1,031,561
Investments sold	887
Prepaid assets	10,688
Total Assets	5,267,701,777
LIABILITIES:
Payables for:
Investments purchased	54,799,972
Shares redeemed	3,344,314
Investment advisory and administrative fees	1,115,548
Shareholder servicing fees	440,741
Custody and fund accounting fees	148,059
Professional fees	28,483
Distributor fees	4,280
Transfer agent fees	2,397
Accrued expenses and other liabilities	144,440
Total Liabilities	60,028,234

NET ASSETS	$5,207,673,543
Net Assets Consist of:
Paid-in capital	$5,216,464,858
Undistributed net investment income	164,643
Accumulated net realized loss on investments in securities and
futures contracts	(27,203,420)
Net unrealized appreciation/(depreciation) on investments in
securities and futures contracts	18,247,462
Net Assets	$5,207,673,543
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($2,663,024,142 ÷ 259,251,818 shares outstanding)	$10.27
CLASS I SHARES
($2,544,649,401 ÷ 247,766,563 shares outstanding)	$10.27

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	21

BBH LIMITED DURATION FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2015 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$1,359,894
Interest and other income	49,793,017
Total Income	51,152,911
Expenses:
Investment advisory and administrative fees	6,673,877
Shareholder servicing fees	2,620,556
Custody and fund accounting fees	193,504
Distributor fees	34,168
Professional fees	32,611
Board of Trustees’ fees	30,427
Transfer agent fees	12,403
Miscellaneous expenses	156,982
Total Expenses	9,754,528
Expense offset arrangement	(5,551)
Net Expenses	9,748,977
Net Investment Income	41,403,934

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(6,206,991)
Net realized loss on futures contracts	(20,255,814)
Net realized loss on investments in securities and futures contracts	(26,462,805)
Net change in unrealized appreciation/(depreciation) on
investments in securities	8,824,558
Net change in unrealized appreciation/(depreciation) on
futures contracts	(1,109,691)
Net change in unrealized appreciation/(depreciation) on investments
in securities and futures contracts	7,714,867
Net Realized and Unrealized Loss	(18,747,938)
Net Increase in Net Assets Resulting from Operations	$22,655,996

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014
INCREASE IN NET ASSETS:
Operations:
Net investment income	$41,403,934	$62,774,496
Net realized loss on investments in securities
and futures contracts	(26,462,805)	(20,355,575)
Net change in unrealized appreciation/(depreciation)
on investments in securities and futures
contracts	7,714,867	13,816,265
Net increase in net assets resulting
from operations	22,655,996	56,235,186
Dividends and distributions declared:
From net investment income:
Class N	(20,056,795)	(33,449,587)
Class I	(21,587,905)	(30,303,899)
From net realized gains:
Class N	–	(7,552,495)
Class I	–	(4,638,860)
Total dividends and distributions declared	(41,644,700)	(75,944,841)
Share transactions:
Proceeds from sales of shares	1,243,290,437	3,599,294,308
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	40,908,406	74,634,169
Cost of shares redeemed	(1,229,992,608)	(2,099,546,354)
Net increase in net assets resulting from
share transactions	54,206,235	1,574,382,123
Total increase in net assets	35,217,531	1,554,672,468

NET ASSETS:
Beginning of period	5,172,456,012	3,617,783,544
End of period (including undistributed net investment
income of $164,643 and $405,409, respectively)	$5,207,673,543	$5,172,456,012

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	23

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2015	For the years ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning
of period	$10.31	$10.35	$10.44	$10.34	$10.46	$10.24
Income from investment operations:
Net investment income[1]	0.08	0.14	0.15	0.18	0.17	0.25
Net realized and unrealized
gain (loss)	(0.04)	(0.01)	(0.06)	0.14	(0.12)	0.21
Total income from investment
operations	0.04	0.13	0.09	0.32	0.05	0.46
Less dividends and distributions:
From net investment income	(0.08)	(0.14)	(0.15)	(0.18)	(0.17)	(0.24)
From net realized gains	–	(0.03)	(0.03)	(0.04)	–	–
Total dividends and
distributions	(0.08)	(0.17)	(0.18)	(0.22)	(0.17)	(0.24)
Short-term redemption fees[1]	–	–	–	–	0.00 [2]	0.00 [2]
Net asset value, end of period	$10.27	$10.31	$10.35	$10.44	$10.34	$10.46
Total return	0.37%[3]	1.32%	0.82%	3.13%	0.52%	4.58%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$2,663	$2,625	$2,170	$1,776	$1,336	$1,287
Ratio of expenses to average net
assets before reductions	0.48%[4]	0.48%	0.49%	0.50%	0.49%	0.49%
Expense offset arrangement	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Ratio of expenses to average net
assets after reductions	0.48%[4]	0.48%	0.49%	0.50%	0.49%	0.49%
Ratio of net investment income to
average net assets	1.51%[4]	1.36%	1.44%	1.75%	1.66%	2.38%
Portfolio turnover rate	20%[3]	35%	48%	38%	28%	40%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2015	For the years ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning
of period	$10.31	$10.35	$10.44	$10.34	$10.46	$10.23
Income from investment operations:
Net investment income[1]	0.09	0.16	0.17	0.20	0.19	0.26
Net realized and unrealized
gain (loss)	(0.04)	(0.01)	(0.06)	0.14	(0.12)	0.23
Total income from investment
operations	0.05	0.15	0.11	0.34	0.07	0.49
Less dividends and distributions:
From net investment income	(0.09)	(0.16)	(0.17)	(0.20)	(0.19)	(0.26)
From net realized gains	–	(0.03)	(0.03)	(0.04)	–	–
Total dividends and
distributions	(0.09)	(0.19)	(0.20)	(0.24)	(0.19)	(0.26)
Short-term redemption fees[1]	–	–	–	–	0.00 [2]	0.00 [2]
Net asset value, end of period	$10.27	$10.31	$10.35	$10.44	$10.34	$10.46
Total return	0.47%[3]	1.52%	1.01%	3.31%	0.67%	4.83%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$2,545	$2,547	$1,448	$1,165	$825	$926
Ratio of expenses to average net
assets before reductions	0.28%[4]	0.29%	0.29%	0.31%	0.33%	0.34%
Expense offset arrangement	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Ratio of expenses to average net
assets after reductions	0.28%[4]	0.29%	0.29%	0.31%	0.33%	0.34%
Ratio of net investment income to
average net assets	1.71%[4]	1.56%	1.63%	1.93%	1.82%	2.52%
Portfolio turnover rate	20%[3]	35%	48%	38%	28%	40%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	25

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”, and established a new class of shares designated as “Class I”. Class I commenced operations on December 3, 2002. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2015, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Future contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

26

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

The following futures contracts were open at April 30, 2015:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,925	June 2015	$641,351,956	$639,295,312	$(2,056,644)
U.S. Treasury 5-Year Notes	6,550	June 2015	786,869,925	782,417,969	(4,451,956)
U.S. Treasury 10-Year Notes	980	June 2015	125,807,500	125,593,125	(214,375)
					$(6,722,975)

FINANCIAL STATEMENTS APRIL 30, 2015	27

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

For the six months ended April 30, 2015, the average monthly number of open futures contracts was 10,398. The range of monthly notional values was $1,236,001,563 to $1,660,426,438.

Fair Values of Derivative Instruments as of April 30, 2015

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Unrealized Appreciation on Open Futures Contracts	$ –	Unrealized Depreciation on Open Futures Contracts	$6,722,975*
Total		$ –		$6,722,975

*	Includes cumulative depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$(20,255,814)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(1,109,691)

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an
28

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale”
FINANCIAL STATEMENTS APRIL 30, 2015	29

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $20,056,795 and $21,587,905 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2015.

The tax character of distributions paid during the fiscal years ended October 31, 2014 and 2013, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2014:	$68,745,792	$7,199,049	$75,944,841	–	$75,944.841
2013:	58,884,439	1,403,307	60,287,746	–	60,287,746

30

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

As of October 31, 2014 and 2013, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2014:	$405,409	$–	$405,409	$(6,353,632)	$5,613,017	$10,532,595	$10,197,389
2013:	5,511,491	7,196,390	12,707,881	–	20,482,833	(3,283,670)	29,907,044

The Fund had $6,353,632 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2014, of which $1,839,348 and $4,514,284, is attributable to short-term and long-term capital losses, respectively.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund’s investment advisory fee is calculated daily and paid
FINANCIAL STATEMENTS APRIL 30, 2015	31

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

monthly at an annual rate equivalent to 0.30% per annum on the first $1,000,000,000 of net assets and 0.25% per annum on all net assets over $1,000,000,000. For the six months ended April 30, 2015, the Fund incurred $6,673,877 for services under the Agreement.

B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2015, Class N shares of the Fund incurred $2,620,556 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2015, the Fund incurred $193,504 in custody and fund accounting fees. These fees for the Fund were reduced by $5,551 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2015, was $73.
D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2015, the Fund incurred $30,427 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2015, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,230,565,647 and $862,624,595, respectively.
32

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	51,169,783	$525,439,572	153,543,127	$1,589,143,242
Shares issued in connection
with reinvestments of
dividends	1,940,577	19,915,662	3,932,624	40,681,922
Shares redeemed	(48,475,894)	(497,795,152)	(112,489,232)	(1,163,755,345)
Net increase	4,634,466	$47,560,082	44,986,519	$466,069,819
Class I
Shares sold	69,902,022	$717,850,865	194,284,497	$2,010,151,066
Shares issued in connection
with reinvestments of
dividends	2,045,508	20,992,744	3,283,135	33,952,247
Shares redeemed	(71,325,264)	(732,197,456)	(90,393,823)	(935,791,009)
Net increase	622,266	$6,646,153	107,173,809	$1,108,312,304

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations

FINANCIAL STATEMENTS APRIL 30, 2015	33

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2015 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
34

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2015 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENTS APRIL 30, 2015	35

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2015 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class N
Actual	$1,000	$1,004	$2.39
Hypothetical[2]	$1,000	$1,022	$2.41

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class I
Actual	$1,000	$1,005	$1.39
Hypothetical[2]	$1,000	$1,023	$1.40

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.48% and 0.28% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
36

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2015 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held an in-person meeting on December 3, 2014, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 3, 2014, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer

FINANCIAL STATEMENTS APRIL 30, 2015	37

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s strong performance over the 3, 4 and 10 year periods and outperformance in the 1 and 2 year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

38

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2014, and for the prior four years. The data also included the effect of revenue generated by the custody, fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

FINANCIAL STATEMENTS APRIL 30, 2015	39

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST
April 30, 2015 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

40

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

FINANCIAL STATEMENTS APRIL 30, 2015	41

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

42

Administrator

Brown Brothers Harriman & Co.
140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & CO.

140 Broadway

New York, NY 10005

(800) 575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2015

BBH Core Select

BBH CORE SELECT
PORTFOLIO ALLOCATION
April 30, 2015 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$222,393,857	3.8%
Communications	814,246,305	14.0
Consumer Cyclical	234,038,495	4.0
Consumer Non-Cyclical	1,228,231,627	21.1
Energy	624,464,358	10.8
Financials	1,247,226,798	21.5
Industrials	79,860,488	1.4
Technology	643,343,950	11.1
Repurchase Agreements	149,000,000	2.6
U.S. Treasury Bills	449,998,200	7.7
Cash and Other Assets in Excess of Liabilities	117,374,234	2.0
NET ASSETS	$5,810,178,312	100.0%

All data as of April 30, 2015. The BBH Core Select Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (87.7%)
	BASIC MATERIALS (3.8%)
1,631,613	Celanese Corp. (Series A)	$108,273,839
935,947	Praxair, Inc.	114,120,018
	Total Basic Materials	222,393,857

	COMMUNICATIONS (14.0%)
5,972,525	Comcast Corp. (Class A)	344,973,044
1,192,833	eBay, Inc.[1]	69,494,450
210,091	Google, Inc. (Class A)[1]	115,291,638
275,646	Google, Inc. (Class C)[1]	148,115,622
4,741,709	Liberty Interactive Corp. (Class A)[1]	136,371,551
	Total Communications	814,246,305

	CONSUMER CYCLICAL (4.0%)
2,270,151	Bed, Bath & Beyond, Inc.[1]	159,954,840
949,182	Wal-Mart Stores, Inc.	74,083,655
	Total Consumer Cyclical	234,038,495

	CONSUMER NON-CYCLICAL (21.1%)
2,570,399	Baxter International, Inc.	176,689,227
926,009	DENTSPLY International, Inc.	47,226,459
1,206,349	Diageo, Plc. ADR	133,928,866
498,354	Henry Schein, Inc.[1]	68,324,333
2,937,097	Nestle SA ADR	227,977,469
2,704,466	Novartis AG ADR	275,314,639
2,199,944	Unilever NV (NY Shares)	95,653,565
4,572,649	Zoetis, Inc.	203,117,069
	Total Consumer Non-Cyclical	1,228,231,627

	ENERGY (10.8%)
2,201,743	EOG Resources, Inc.	217,862,470
1,472,639	Occidental Petroleum Corp.	117,958,384
1,718,653	Schlumberger, Ltd.	162,601,760
4,496,673	Southwestern Energy Co.[1]	126,041,744
	Total Energy	624,464,358

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	3

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (21.5%)
1,660	Berkshire Hathaway, Inc. (Class A)[1]	$354,244,000
2,060,299	Chubb Corp.	202,630,407
5,814,846	Progressive Corp.	155,023,794
6,266,012	US Bancorp	268,623,934
4,840,375	Wells Fargo & Co.	266,704,663
	Total Financials	1,247,226,798

	INDUSTRIALS (1.4%)
1,612,366	Waste Management, Inc.	79,860,488
	Total Industrials	79,860,488

	TECHNOLOGY (11.1%)
4,832,156	Microsoft Corp.	235,036,068
5,134,489	Oracle Corp.	223,966,410
2,710,904	QUALCOMM, Inc.	184,341,472
	Total Technology	643,343,950
	TOTAL COMMON STOCKS (Identified cost $3,507,973,518)	5,093,805,878

The accompanying notes are an integral part of these financial statements.

4

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (2.6%)
$149,000,000	National Australia Bank (Agreement dated
	04/30/15 collateralized by U.S. Treasury
	Note 1.375%, due 01/31/20, valued at
	$151,980,000)	05/01/15	0.150%	$149,000,000
	TOTAL REPURCHASE AGREEMENTS
	(Identified cost $149,000,000)			149,000,000

	U.S. TREASURY BILLS (7.7%)
450,000,000	U.S. Treasury Bill[2]	07/02/15	0.000	449,998,200
	TOTAL U.S. TREASURY BILLS
	(Identified cost $449,940,750)			449,998,200
TOTAL INVESTMENTS (Identified cost $4,106,914,268)[3]			98.0%	$5,692,804,078
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.0%	117,374,234
NET ASSETS			100.0%	$5,810,178,312

[1]	Non-income producing security.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]	The aggregate cost for federal income tax purposes is $4,106,914,268, the aggregate gross unrealized appreciation is $1,608,251,517 and the aggregate gross unrealized depreciation is $22,361,707, resulting in net unrealized appreciation of $1,585,889,810.

Abbreviations:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	5

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2015
Basic Materials	$222,393,857	$—	$—	$222,393,857
Communications	814,246,305	—	—	814,246,305
Consumer Cyclical	234,038,495	—	—	234,038,495
Consumer Non-Cyclical	1,228,231,627	—	—	1,228,231,627
Energy	624,464,358	—	—	624,464,358
Financials	1,247,226,798	—	—	1,247,226,798
Industrials	79,860,488	—	—	79,860,488
Technology	643,343,950	—	—	643,343,950
Repurchase Agreements	—	149,000,000	—	149,000,000
U.S. Treasury Bills	—	449,998,200	—	449,998,200
Investments, at value	$5,093,805,878	$598,998,200	$—	$5,692,804,078

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015, based on the valuation input levels on October 31, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	7

BBH CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $3,957,914,268)	$5,543,804,078
Repurchase agreements (Identified cost $149,000,000)	149,000,000
Cash	2,699,296
Receivables for:
Investments sold	116,763,586
Dividends	14,942,374
Shares sold	991,358
Investment advisory and administrative fees waiver reimbursement	370,268
Interest	621
Prepaid assets	12,853
Total Assets	5,828,584,434
LIABILITIES:
Payables for:
Shares redeemed	12,808,264
Investment advisory and administrative fees	3,872,948
Shareholder servicing fees	1,210,296
Custody and fund accounting fees	161,987
Distributors fees	79,506
Transfer agent fees	52,227
Professional fees	29,238
Accrued expenses and other liabilities	191,656
Total Liabilities	18,406,122

NET ASSETS	$5,810,178,312
Net Assets Consist of:
Paid-in capital	$3,992,959,752
Undistributed net investment income	18,706,754
Accumulated net realized gain on investments in securities	212,621,996
Net unrealized appreciation/(depreciation) on investments in securities	1,585,889,810
Net Assets	$5,810,178,312

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($5,489,608,845 ÷ 240,734,308 shares outstanding)	$22.80

RETAIL CLASS SHARES
($320,569,467 ÷ 21,830,851 shares outstanding)	$14.68

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT
STATEMENT OF OPERATIONS
For the six months ended April 30, 2015 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $2,515,801)	$55,361,506
Interest and other income	212,281
Total Income	55,573,787
Expenses:
Investment advisory and administrative fees	24,232,952
Shareholder servicing fees	7,572,797
Distributors fees	513,561
Transfer agent fees	224,807
Custody and fund accounting fees	188,204
Board of Trustees’ fees	30,691
Professional fees	29,911
Miscellaneous expenses	309,120
Total Expenses	33,102,043
Investment advisory and administrative fees waiver	(2,337,635)
Expense offset arrangement	(1,843)
Net Expenses	30,762,565
Net Investment Income	24,811,222
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	213,680,595
Net change in unrealized appreciation/(depreciation) on
investments in securities	(25,396,784)
Net Realized and Unrealized Gain	188,283,811
Net Increase in Net Assets Resulting from Operations	$213,095,033

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	9

BBH CORE SELECT
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014
INCREASE IN NET ASSETS:
Operations:
Net investment income	$24,811,222	$39,586,992
Net realized gain on investments in securities	213,680,595	98,627,332
Net change in unrealized appreciation/(depreciation)
on investments in securities	(25,396,784)	379,135,499
Net increase in net assets resulting
from operations	213,095,033	517,349,823
Dividends and distributions declared:
From net investment income:
Class N	(36,725,174)	(27,057,658)
Retail Class	(2,814,050)	(1,711,179)
From net realized gains:
Class N	(89,273,564)	(112,946,824)
Retail Class	(9,365,888)	(10,987,737)
Total dividends and distributions declared	(138,178,676)	(152,703,398)
Share transactions:
Proceeds from sales of shares	260,802,211	1,074,403,293
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	111,485,040	118,110,394
Proceeds from short-term redemption fees	5,995	17,440
Cost of shares redeemed	(853,414,208)	(1,352,916,979)
Net decrease in net assets resulting from
share transactions	(481,120,962)	(160,385,852)
Total increase (decrease) in net assets	(406,204,605)	204,260,573

NET ASSETS:
Beginning of period	6,216,382,917	6,012,122,344
End of period (including undistributed net investment
income of $18,706,754 and $33,434,756, respectively)	$5,810,178,312	$6,216,382,917

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2015 (unaudited)	For the years ended October 31,
		2014	2013	2012	2011	2010
Net asset value,
beginning of period	$22.52	$21.21	$17.46	$15.07	$13.91	$11.93
Income from investment operations:
Net investment income[1]	0.09	0.14	0.13	0.10	0.12	0.07
Net realized and unrealized gain	0.68	1.70	3.95	2.54	1.15	1.96
Total income from investment
operations	0.77	1.84	4.08	2.64	1.27	2.03
Less dividends and distributions:
From net investment income	(0.14)	(0.10)	(0.10)	(0.07)	(0.07)	(0.05)
From net realized gains	(0.35)	(0.43)	(0.23)	(0.18)	(0.04)	–
Total dividends and
distributions	(0.49)	(0.53)	(0.33)	(0.25)	(0.11)	(0.05)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$22.80	$22.52	$21.21	$17.46	$15.07	$13.91
Total return	3.52%[3]	8.90%	23.78%	17.86%	9.19%	17.11%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$5,490	$5,816	$5,645	$3,049	$809	$362
Ratio of expenses to average
net assets before reductions	1.07%[4]	1.07%	1.09%	1.12%	1.14%	1.18%
Fee waiver	0.07%[4,5]	0.07%[5]	0.09%[5]	0.12%[5]	0.13%[5]	0.06%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%	0.01%
Ratio of expenses to average net
assets after reductions	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.11%
Ratio of net investment income
to average net assets	0.84%[4]	0.66%	0.65%	0.63%	0.85%	0.55%
Portfolio turnover rate	1%[3]	8%	12%	14%	17%	19%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2015 and the fiscal years ended October 31, 2014, 2013, 2012, 2011 and 2010, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.00%. The agreement is effective for the period beginning on July 14, 2010 through April 1, 2014, and has been renewed by all parties to the agreement through March 1, 2016. For the six months ended April 30, 2015 and the fiscal years ended October 31, 2014, 2013, 2012, 2011 and 2010, the waived fees were $2,063,809, $4,238,260, $3,983,262, $1,853,202, $793,607 and $177,639, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	11

BBH CORE SELECT
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2015 (unaudited)	For the years ended October 31,			For the period from March 25, 2011 (commencement of operations) to October 31, 2011
		2014	2013	2012
Net asset value, beginning
of period	$14.66	$13.99	$11.61	$10.11	$10.00
Income from investment
operations:
Net investment income[1]	0.04	0.06	0.06	0.05	0.02
Net realized and
unrealized gain	0.44	1.11	2.60	1.69	0.09
Total income from
investment operations	0.48	1.17	2.66	1.74	0.11
Less dividends and distributions:
From net investment income	(0.11)	(0.07)	(0.05)	(0.06)	–
From net realized gains	(0.35)	(0.43)	(0.23)	(0.18)	–
Total dividends and
distributions	(0.46)	(0.50)	(0.28)	(0.24)	–
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$14.68	$14.66	$13.99	$11.61	$10.11
Total return	3.35%[3]	8.63%	23.42%	17.64%	1.10%[3]
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$321	$400	$367	$267	$185
Ratio of expenses to
average net assets
before reductions	1.40%[4]	1.40%	1.42%	1.43%	1.59%[4]
Fee waiver	0.15%[4,5]	0.15%[5]	0.17%[5]	0.18%[5]	0.33%[4,5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%[4]
Ratio of expenses to average
net assets after reductions	1.25%[4]	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment
income to average net
assets	0.58%[4]	0.40%	0.44%	0.50%	0.37%[4]
Portfolio turnover rate	1%[3]	8%	12%	14%	17%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2015, the fiscal years ended October 31, 2014, 2013, 2012 and period ended October 31, 2011, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for the period beginning on July 14, 2010 through April 1, 2014, and has been renewed by all parties to the agreement through March 1, 2016. For the six months ended April 30, 2015, fiscal years ended October 31, 2014, 2013, 2012 and period ended October 31, 2011, the waived fees were $273,826, $577,948, $568,410, $633,118 and $133,178, respectively.
[6]	Less than 0.01%.
[7]	Represents Fund portfolio turnover for the twelve months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

12

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares convert to any other share class of the Fund. Effective November 30, 2012, subject to certain exceptions, the Fund closed to new investors. See the Fund’s prospectus for details. As of April 30, 2015, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investments Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on
FINANCIAL STATEMENTS APRIL 30, 2015	13

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of April 30, 2015 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

14

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $125,998,738 and $12,179,938 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2015.
FINANCIAL STATEMENTS APRIL 30, 2015	15

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2014 and 2013, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2014:	$57,474,808	$95,228,590	$152,703,398	–	$152,703,398
2013:	19,227,232	49,041,100	68,268,332	–	68,268,332

As of October 31, 2014 and 2013, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed Ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2014:	$51,831,756	$80,208,174	$132,039,930	–	$(1,024,321)	$1,611,286,594	$1,742,302,203
2013:	51,311,687	95,217,318	146,529,005	–	(1,024,321)	1,232,151,095	1,377,655,779

The Fund did not have a net capital loss carryforward at October 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
16

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

3.	Recent Accounting Pronouncements. On June 12, 2014, the FASB issued ASU 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, which changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires enhanced disclosures about repurchase agreements and other similar transactions. The accounting changes and disclosure guidance are effective for public entities for the first interim or annual period beginning after December 15, 2014. Early adoption is not permitted for public companies. Management has determined that there is no impact to the Fund’s financial statements.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the Fund incurred $24,232,952 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on March 1, 2016, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2015, the Investment Adviser waived fees in the amount of $2,063,809 and $273,826 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2015, the Fund incurred shareholder servicing fees in the amount of $7,101,802 and $470,995 for Class N and Retail Class, respectively.
FINANCIAL STATEMENTS APRIL 30, 2015	17

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the six months ended April 30, 2015, Retail Class shares of the Fund incurred $471,375 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2015, the Fund incurred $188,204 in custody and fund accounting fees. These fees for the Fund were reduced by $1,843 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2015, was $0.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2015, the Fund incurred $30,691 in independent Trustee compensation and reimbursements.
5.	Investment Transactions. For the six months ended April 30, 2015, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $48,267,581 and $923,050,561, respectively.
18

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	10,312,369	$233,407,242	43,745,874	$954,633,344
Shares issued in connection
with reinvestments
of dividends	4,555,895	100,047,448	5,140,430	106,355,485
Proceeds from short-term
redemption fees	N/A	4,608	N/A	14,641
Shares redeemed	(32,404,286)	(733,626,051)	(56,691,028)	(1,235,840,473)
Net decrease	(17,536,022)	$(400,166,753)	(7,804,724)	$(174,837,003)

Retail Class
Shares sold	1,873,922	$27,394,969	8,464,231	$119,769,949
Shares issued in connection
with reinvestments
of dividends	807,740	11,437,592	870,734	11,754,909
Proceeds from short-term
redemption fees	N/A	1,387	N/A	2,799
Shares redeemed	(8,176,706)	(119,788,157)	(8,266,193)	(117,076,506)
Net increase (decrease)	(5,495,044)	$(80,954,209)	1,068,772	$14,451,151

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to

FINANCIAL STATEMENTS APRIL 30, 2015	19

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2015 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
20

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES
April 30, 2015 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENTS APRIL 30, 2015	21

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2015 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class N
Actual	$1,000	$1,035	$5.05
Hypothetical[2]	$1,000	$1,020	$5.01

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Retail Class
Actual	$1,000	$1,034	$6.30
Hypothetical[2]	$1,000	$1,019	$6.26

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
22

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION
April 30, 2015 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held an in-person meeting on December 3, 2014, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 3, 2014, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser, including: the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer

FINANCIAL STATEMENTS APRIL 30, 2015	23

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting strong performance in the 5 year period and outperformance in the 10 year period. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services

24

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2014, and for each of the prior four years. The data also included the effect of revenue generated by the shareholder servicing, custody, and fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund.

FINANCIAL STATEMENTS APRIL 30, 2015	25

BBH CORE SELECT
CONFLICTS OF INTEREST
April 30, 2015 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

26

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

FINANCIAL STATEMENTS APRIL 30, 2015	27

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price, generally, may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

28

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENTS APRIL 30, 2015	29

Administrator

Brown Brothers Harriman & Co.
140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & CO.

140 Broadway

New York, NY 10005

(800) 575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2015

BBH Global Core Select

BBH GLOBAL CORE SELECT
PORTFOLIO ALLOCATION
April 30, 2015 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Canada	$8,492,261	6.1%
Curacao	3,472,187	2.5
France	8,363,324	6.0
Germany	6,654,699	4.7
Italy	3,434,695	2.4
Netherlands	5,225,431	3.7
Norway	2,379,978	1.7
Sweden	4,995,174	3.6
Switzerland	13,133,381	9.4
United Kingdom	7,499,513	5.4
United States	59,029,756	42.1
Repurchase Agreements	12,500,000	8.9
Cash and Other Assets in Excess of Liabilities	4,928,467	3.5
NET ASSETS	$140,108,866	100.0%

All data as of April 30, 2015. The BBH Global Core Select Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is based on the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT
PORTFOLIO ALLOCATION (continued)
April 30, 2015 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$13,806,993	9.9%
Communications	13,797,930	9.8
Consumer Cyclical	9,177,003	6.6
Consumer Non-Cyclical	36,930,528	26.4
Energy	17,006,485	12.1
Financials	12,959,093	9.2
Technology	19,002,367	13.6
Repurchase Agreements	12,500,000	8.9
Cash and Other Assets in Excess of Liabilities	4,928,467	3.5
NET ASSETS	$140,108,866	100.0%

All data as of April 30, 2015. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	3

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (87.6%)
	CANADA (6.1%)
	ENERGY
104,650	ARC Resources, Ltd.	$2,132,647
54,500	Vermilion Energy, Inc.	2,612,653
		4,745,300
	FINANCIALS
48,850	Intact Financial Corp.	3,746,961
	Total Canada	8,492,261
	CURACAO (2.5%)
	ENERGY
36,700	Schlumberger, Ltd.	3,472,187
	Total Curacao	3,472,187
	FRANCE (6.0%)
	COMMUNICATIONS
82,900	JCDecaux S.A.	3,248,322

	CONSUMER NON-CYCLICAL
50,600	Sanofi	5,115,002
	Total France	8,363,324
	GERMANY (4.7%)
	BASIC MATERIALS
33,700	Brenntag AG	2,023,201
110,300	Fuchs Petrolub AG	4,118,410
12,200	Fuchs Petrolub AG (Preference Shares)	513,088
	Total Germany	6,654,699
	ITALY (2.4%)
	CONSUMER NON-CYCLICAL
446,450	Davide Campari-Milano SpA	3,434,695
	Total Italy	3,434,695

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	NETHERLANDS (3.7%)
	COMMUNICATIONS
68,525	Nielsen NV	$3,079,514
	CONSUMER NON-CYCLICAL
49,600	Unilever NV	2,145,917
	Total Netherlands	5,225,431
	NORWAY (1.7%)
	ENERGY
94,100	TGS Nopec Geophysical Co. ASA	2,379,978
	Total Norway	2,379,978
	SWEDEN (3.6%)
	ENERGY
227,975	Lundin Petroleum AB1	3,659,587
	FINANCIALS
29,200	Svenska Handelsbanken AB (Class A)	1,335,587
	Total Sweden	4,995,174
	SWITZERLAND (9.4%)
	CONSUMER NON-CYCLICAL
86,125	Nestle SA	6,660,315
63,175	Novartis AG	6,473,066
	Total Switzerland	13,133,381
	UNITED KINGDOM (5.4%)
	COMMUNICATIONS
99,900	Pearson, Plc.	2,016,434
	CONSUMER NON-CYCLICAL
114,225	Diageo, Plc.	3,168,246
25,100	Indivior, Plc.[1]	76,607
25,100	Reckitt Benckiser Group, Plc.	2,238,226
		5,483,079
	Total United Kingdom	7,499,513

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	5

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	UNITED STATES (42.1%)
	BASIC MATERIALS
47,100	Celanese Corp. (Series A)	$3,125,556
33,025	Praxair, Inc.	4,026,738
		7,152,294
	COMMUNICATIONS
3,355	Google, Inc. (Class A)[1]	1,841,123
6,723	Google, Inc. (Class C)[1]	3,612,537
		5,453,660
	CONSUMER CYCLICAL
65,250	Bed, Bath & Beyond, Inc.[1]	4,597,515
87,600	Sally Beauty Holdings, Inc.[1]	2,733,996
23,645	Wal-Mart Stores, Inc.	1,845,492
		9,177,003
	CONSUMER NON-CYCLICAL
41,800	Baxter International, Inc.	2,873,332
106,824	Zoetis, Inc.	4,745,122
		7,618,454
	ENERGY
34,325	Occidental Petroleum Corp.	2,749,433
	FINANCIALS
142,950	Wells Fargo & Co.	7,876,545
	TECHNOLOGY
118,575	Microsoft Corp.	5,767,488
117,975	Oracle Corp.	5,146,069
71,325	QUALCOMM, Inc.	4,850,100
66,750	Solera Holdings, Inc.	3,238,710
		19,002,367
	Total United States	59,029,756
	Total Common Stocks (Identified cost $108,729,473)	122,680,399

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (8.9%)
$12,500,000	National Australia Bank (Agreement dated
	04/30/15 collateralized by U.S. Treasury
	Note 1.375%, due 01/31/20, valued at
	$12,750,000)	05/01/15	0.150%	$12,500,000
	Total Repurchase Agreements
	(Identified cost $12,500,000)			12,500,000
TOTAL INVESTMENTS (Identified cost $121,229,473)[2]			96.5%	$135,180,399
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			3.5%	4,928,467
NET ASSETS			100.0%	$140,108,866

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $121,229,473, the aggregate gross unrealized appreciation is $20,431,595 and the aggregate gross unrealized depreciation is $6,480,669, resulting in net unrealized appreciation of $13,950,926.

The fund’s country diversification is based on the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	7

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2015
Basic Materials	$7,152,294	$6,654,699	$—	$13,806,993
Communications	8,533,174	5,264,756	—	13,797,930
Consumer Cyclical	9,177,003	—	—	9,177,003
Consumer Non-Cyclical	7,618,454	29,312,074	—	36,930,528
Energy	10,966,920	6,039,565	—	17,006,485
Financials	11,623,506	1,335,587	—	12,959,093
Technology	19,002,367	—	—	19,002,367
Repurchase Agreements	—	12,500,000	—	12,500,000
Investments, at value	$74,073,718	$61,106,681	$—	$135,180,399

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015, based on the valuation input levels on October 31, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	9

BBH GLOBAL CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $108,729,473)	$122,680,399
Repurchase agreements (Identified cost $12,500,000)	12,500,000
Cash	4,882,774
Foreign currency at value (Identified cost $268,426)	276,660
Receivables for:
Dividends	349,377
Investment advisory and administrative fees waiver reimbursement	12,502
Shares sold	11,000
Interest	52
Prepaid assets	265
Total Assets	140,713,029
LIABILITIES:
Payables for:
Investments purchased	418,043
Investment advisory and administrative fees	108,321
Professional fees	28,126
Custody and fund accounting fees	25,427
Shareholder servicing fees	17,103
Distributors fees	1,996
Transfer agent fees	1,688
Accrued expenses and other liabilities	3,459
Total Liabilities	604,163

NET ASSETS	$140,108,866
Net Assets Consist of:
Paid-in capital	$124,342,299
Undistributed net investment income	296,059
Accumulated net realized gain on investments in securities and
foreign exchange transactions	1,520,460
Net unrealized appreciation/(depreciation) on investments in securities
and foreign currency translations	13,950,048
Net Assets	$140,108,866
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($137,150,275 ÷ 11,823,197 shares outstanding)	$11.60
RETAIL CLASS SHARES
($2,958,591 ÷ 256,014 shares outstanding)	$11.56

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT
STATEMENT OF OPERATIONS
For the six months ended April 30, 2015 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $90,077)	$1,249,242
Interest and other income	2,777
Total Income	1,252,019
Expenses:
Investment advisory and administrative fees	631,992
Shareholder servicing fees	99,788
Board of Trustees’ fees	29,294
Professional fees	28,325
Custody and fund accounting fees	21,671
Transfer agent fees	12,644
Distributors fees	12,500
Miscellaneous expenses	71,220
Total Expenses	907,434
Investment advisory and administrative fees waiver	(69,805)
Expense offset arrangement	(2,943)
Net Expenses	834,686
Net Investment Income	417,333
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	1,664,695
Net realized loss on foreign exchange transactions	(43,349)
Net realized gain on investments in securities and foreign
exchange transactions and translations	1,621,346
Net change in unrealized appreciation/(depreciation) on investments
in securities	4,956,504
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	15,452
Net change in unrealized appreciation/(depreciation) on investments
in securities and foreign currency translations	4,971,956
Net Realized and Unrealized Gain	6,593,302
Net Increase in Net Assets Resulting from Operations	$7,010,635

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	11

BBH GLOBAL CORE SELECT
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014
INCREASE IN NET ASSETS:
Operations:
Net investment income	$417,333	$1,380,798
Net realized gain on investments in securities and
foreign exchange transactions and translations	1,621,346	1,381,711
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign
currency translations	4,971,956	2,913,514
Net increase in net assets resulting from
operations	7,010,635	5,676,023
Dividends and distributions declared:
From net investment income:
Class N	(1,402,150)	(202,109)
Retail Class	(27,140)	(1,387)
From net realized gains:
Class N	(1,446,841)	(272,366)
Retail Class	(28,597)	(5,097)
Total dividends and distributions declared	(2,904,728)	(480,959)
Share transactions:
Proceeds from sales of shares	16,943,234	90,631,256
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	2,765,427	465,412
Proceeds from short-term redemption fees	—	22,617
Cost of shares redeemed	(12,602,263)	(57,344,474)
Net increase in net assets resulting from
share transactions	7,106,398	33,774,811
Total increase in net assets	11,212,305	38,969,875

NET ASSETS:
Beginning of period	128,896,561	89,926,686
End of period (including undistributed net investment
income of $296,059 and $1,308,016, respectively)	$140,108,866	$128,896,561

The accompanying notes are an integral part of these financial statements.

12

BBH GLOBAL CORE SELECT
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014	For the period from March 28, 2013 (commencement of operations) to October 31, 2013
Net asset value, beginning of period	$11.27	$10.99	$10.00
Income from investment operations:
Net investment income[1]	0.04	0.12	0.03
Net realized and unrealized gain	0.55	0.21	0.96
Total income from investment operations	0.59	0.33	0.99
Less dividends and distributions:
From net investment income	(0.13)	(0.02)	–
From net realized gains	(0.13)	(0.03)	–
Total dividends and distributions	(0.26)	(0.05)	–
Short-term redemption fees[1]	–	0.00 [2]	–
Net asset value, end of period	$11.60	$11.27	$10.99
Total return	5.36%[3]	3.01%	9.90%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$137	$127	$88
Ratio of expenses to average net assets
before reductions	1.33%[4]	1.32%	1.87%[4]
Fee waiver	0.08%[4,5]	0.07%[5]	0.61%[4,5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets
after reductions	1.25%[4]	1.25%	1.25%[4]
Ratio of net investment income to average
net assets	0.63%[4]	1.01%	0.50%[4]
Portfolio turnover rate	7%[3]	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months period ended April 30, 2015, the fiscal year ended October 31, 2014 and the period ended October 31, 2013 reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014 and has been renewed by all parties to the agreement through March 1, 2016. For the six months period ended April 30, 2015, the fiscal year ended October 31, 2014 and the period ended October 31, 2013, the waived fees were $49,946, $90,671 and $152,928, respectively.
[6]	Less than 0.01%.
[7]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	13

BBH GLOBAL CORE SELECT
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014	For the period from April 2, 2013 (commencement of operations) to October 31, 2013
Net asset value, beginning of period	$11.24	$10.98	$10.00
Income from investment operations:
Net investment income[1]	0.02	0.07	0.00 [2]
Net realized and unrealized gain	0.55	0.22	0.98
Total income from investment operations	0.57	0.29	0.98
Less dividends and distributions:
From net investment income	(0.12)	(0.01)	–
From net realized gains	(0.13)	(0.03)	–
Total dividends and distributions	(0.25)	(0.04)	–
Short-term redemption fees[1]	–	0.01	0.00 [2]
Net asset value, end of period	$11.56	$11.24	$10.98
Total return	5.26%[3]	2.70%	9.80%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$3	$2	$2
Ratio of expenses to average net assets
before reductions	3.10%[4]	3.36%	4.88%[4]
Fee waiver	1.60%[4,5]	1.86%[5]	3.37%[4,5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets
after reductions	1.50%[4]	1.50%	1.50%[4]
Ratio of net investment income to average
net assets	0.37%[4]	0.61%	0.02%[4]
Portfolio turnover rate	7%[3]	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months period ended April 30, 2015, the fiscal year ended October 31, 2014 and the period ended October 31, 2013 reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.50%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014 and has been renewed by all parties to the agreement through March 1, 2016. For the six months period ended April 30, 2015, the fiscal year ended October 31, 2014 and the period ended October 31, 2013, the waived fees were $19,859, $41,099 and $17,913, respectively.
[6]	Less than 0.01%.
[7]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment fund, BBH Global Funds, LLC – Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers both Class N shares and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares convert to any other class of shares of the Fund. As of April 30, 2015 there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (“Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are
FINANCIAL STATEMENTS APRIL 30, 2015	15

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of April 30, 2015 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities.
16

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

FINANCIAL STATEMENTS APRIL 30, 2015	17

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $2,848,991 and $55,737 to Class N and Retail Class shareholders, respectively, during the six months ended April 30, 2015.

The tax character of distributions paid during the fiscal year ended October 31, 2014, was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2014:	$450,565	$30,394	$480,959	–	$480,959

The Fund did not pay distributions during the period from March 28, 2013 (commencement of operations) to October 31, 2013.

As of October 31, 2014 and 2013, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2014:	$1,724,328	$1,058,006	$2,782,334	–	$(99,766)	$8,978,092	$11,660,660
2013:	370,647	30,379	401,026	–	(8)	6,064,578	6,465,596

The Fund did not have a net capital loss carryforward at October 31, 2014.

18

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. On June 12, 2014, the FASB issued ASU 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, which changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires enhanced disclosures about repurchase agreements and other similar transactions. The accounting changes and disclosure guidance are effective for public entities for the first interim or annual period beginning after December 15, 2014. Early adoption is not permitted for public companies. Management has determined that there is no impact to the Fund’s financial statements.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the Fund incurred $631,992 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013 (commencement of operations), the SID contractually agreed to limit the annual Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on March 1, 2016, unless it is
FINANCIAL STATEMENTS APRIL 30, 2015	19

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2015, the SID waived fees in the amount of $49,946 and $19,859 for Class N and Retail Class, respectively.

C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2015, the Fund incurred shareholder servicing fees in the amount of $97,915 and $1,873 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.50% of the average daily net assets. For the six months ended April 30, 2015, Retail Class shares of the Fund incurred $3,117 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2015, the Fund incurred $21,671 in custody and fund accounting fees. These fees for the Fund were reduced by $2,943 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2015, was $0.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For six months ended April 30, 2015, the Fund incurred $29,294 in independent Trustee compensation and reimbursements.
20

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

5.	Investment Transactions. For six months ended April 30, 2015, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $8,131,440 and $13,522,024, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest, at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,425,270	$16,059,648	7,899,060	$88,700,654
Shares issued in connection
with reinvestments of
dividends	251,363	2,717,235	41,919	460,270
Proceeds from short-term
redemption fees	N/A	N/A	N/A	21,404
Shares redeemed	(1,095,903)	(12,353,152)	(4,721,624)	(55,847,069)
Net increase	580,730	$6,423,731	3,219,355	$33,335,259

	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Retail Class
Shares sold	76,912	$883,586	169,368	$1,930,602
Shares issued in connection
with reinvestments of
dividends	4,470	48,192	469	5,142
Proceeds from short-term
redemption fees	N/A	N/A	N/A	1,213
Shares redeemed	(21,921)	(249,111)	(130,235)	(1,497,405)
Net increase	59,461	$682,667	39,602	$439,552

FINANCIAL STATEMENTS APRIL 30, 2015	21

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
22

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

8.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2015 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENTS APRIL 30, 2015	23

BBH GLOBAL CORE SELECT
DISCLOSURE OF FUND EXPENSES
April 30, 2015 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH GLOBAL CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2015 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class N
Actual	$1,000	$1.054	$6.36
Hypothetical[2]	$1,000	$1,019	$6.26

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Retail Class
Actual	$1,000	$1,053	$7.63
Hypothetical[2]	$1,000	$1,017	$7.50

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENTS APRIL 30, 2015	25

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION
April 30, 2015 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held an in-person meeting on December 3, 2014, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 3, 2014, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees, in their capacity as Trustees), Chief Compliance Officer

26

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that, during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. In reviewing the Fund’s performance as compared to a selection of peer funds for the 1 year period, the Board noted satisfactory performance given the Fund’s short operating history. The Board also noted that the Fund’s performance was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

FINANCIAL STATEMENTS APRIL 30, 2015	27

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2014, and for the prior year. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund.

28

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST
April 30, 2015 (unaudited)

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENTS APRIL 30, 2015	29

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

30

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price, generally, may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

FINANCIAL STATEMENTS APRIL 30, 2015	31

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

32

Administrator

Brown Brothers Harriman & Co.
140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & CO.

140 Broadway

New York, NY 10005

(800) 575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2015

BBH International Equity Fund

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION
April 30, 2015 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Australia	$26,081,328	3.0%
Belgium	0	0.0
Bermuda	4,105,203	0.5
China	2,527,829	0.3
Denmark	11,983,594	1.4
Finland	7,686,454	0.9
France	83,477,440	9.4
Germany	54,538,184	6.2
Hong Kong	65,939,330	7.5
Israel	7,643,130	0.9
Italy	9,847,460	1.1
Japan	175,869,554	20.0
Jersey	8,705,731	1.0
Netherlands	15,930,729	1.8
Norway	479,952	0.1
Singapore	29,711,858	3.4
Spain	37,812,930	4.3
Sweden	23,202,548	2.6
Switzerland	112,679,270	12.8
Taiwan	16,180,656	1.8
United Kingdom	158,863,312	18.1
Cash and Other Assets in Excess of Liabilities	25,497,577	2.9
NET ASSETS	$878,764,069	100.0%

All data as of April 30, 2015. The BBH International Equity Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION (continued)
April 30, 2015 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$42,063,042	4.8%
Communications	90,847,762	10.3
Consumer Cyclical	85,967,148	9.8
Consumer Non-Cyclical	267,162,087	30.4
Diversified	4,105,203	0.5
Energy	74,264,724	8.4
Financials	96,868,170	11.0
Industrials	98,329,251	11.2
Technology	48,156,647	5.5
Utilities	45,502,458	5.2
Cash and Other Assets in Excess of Liabilities	25,497,577	2.9
NET ASSETS	$878,764,069	100.0%

All data as of April 30, 2015. The BBH Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	3

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (97.1%)
	AUSTRALIA (3.0%)
	CONSUMER NON-CYCLICAL
75,900	Cochlear, Ltd.	$4,980,607
135,500	CSL, Ltd.	9,670,648
254,600	Woolworths, Ltd.	5,877,840
		20,529,095
	FINANCIALS
516,906	QBE Insurance Group, Ltd.	5,552,233
	Total Australia	26,081,328

	BELGIUM (0.0%)
	UNITS
5,618	Ageas[1]	0
	Total Belgium	0

	BERMUDA (0.5%)
	DIVERSIFIED
66,400	Jardine Matheson Holdings, Ltd.	4,105,203
	Total Bermuda	4,105,203

	CHINA (0.3%)
	ENERGY
975,500	China Shenhua Energy Co., Ltd. (Class H)	2,527,829
	Total China	2,527,829

	DENMARK (1.4%)
	CONSUMER NON-CYCLICAL
15,363	ISS AS	515,246
205,900	Novo Nordisk AS (Class B)	11,468,348
	Total Denmark	11,983,594

	FINLAND (0.9%)
	INDUSTRIALS
179,400	Kone OYJ (Class B)	7,686,454
	Total Finland	7,686,454

The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (9.4%)
	BASIC MATERIALS
71,800	Air Liquide SA	$9,344,092
	COMMUNICATIONS
62,548	Orange SA	1,023,364
	CONSUMER CYCLICAL
53,200	LVMH Moet Hennessy Louis Vuitton SA	9,246,441
	CONSUMER NON-CYCLICAL
119,750	Danone SA	8,605,399
74,200	Essilor International SA	8,960,132
48,700	L’Oreal SA	9,234,689
130,462	Sanofi	13,188,012
		39,988,232
	ENERGY
139,874	Total SA	7,529,888
	FINANCIALS
93,916	Societe Generale SA	4,657,013
	INDUSTRIALS
196,070	Cie de St-Gobain	8,877,301
120,273	Vallourec SA	2,811,109
		11,688,410
	Total France	83,477,440

	GERMANY (6.2%)
	COMMUNICATIONS
743,256	Deutsche Telekom AG	13,638,062
	CONSUMER CYCLICAL
112,000	Adidas AG	9,172,054
67,490	Daimler AG (Class Registered)	6,485,353
		15,657,407
	TECHNOLOGY
236,321	SAP SE	17,920,888
	UTILITIES
294,686	RWE AG	7,321,827
	Total Germany	54,538,184

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	5

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	HONG KONG (7.5%)
	COMMUNICATIONS
1,284,500	China Mobile, Ltd.	$18,331,610
	ENERGY
6,322,000	CNOOC, Ltd.	10,742,198
	FINANCIALS
1,795,000	AIA Group, Ltd.	11,980,949
3,025,000	Hang Lung Properties, Ltd.	10,204,185
		22,185,134
	UTILITIES
622,000	CLP Holdings, Ltd.	5,448,341
3,870,671	Hong Kong & China Gas Co., Ltd.	9,232,047
		14,680,388
	Total Hong Kong	65,939,330

	ISRAEL (0.9%)
	CONSUMER NON-CYCLICAL
126,500	Teva Pharmaceutical Industries, Ltd. ADR	7,643,130
	Total Israel	7,643,130

	ITALY (1.1%)
	ENERGY
514,657	ENI SpA	9,847,460
	Total Italy	9,847,460

	JAPAN (20.0%)
	BASIC MATERIALS
143,000	Shin-Etsu Chemical Co., Ltd.	8,718,756
	COMMUNICATIONS
267,600	NTT DOCOMO, Inc.	4,736,852
257,900	Rakuten, Inc.	4,484,139
		9,220,991
	CONSUMER CYCLICAL
190,800	Denso Corp.	9,429,113
615,600	Honda Motor Co., Ltd.	20,734,493
		30,163,606

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	CONSUMER NON-CYCLICAL
147,100	Kao Corp.	$6,995,481
592,000	Kirin Holdings Co., Ltd.	7,791,430
117,800	Seven & I Holdings Co., Ltd.	5,052,906
228,000	Takeda Pharmaceutical Co., Ltd.	11,667,967
		31,507,784
	ENERGY
727,700	Inpex Corp.	9,077,412
	FINANCIALS
84,200	Daito Trust Construction Co., Ltd.	9,742,944
423,200	Tokio Marine Holdings, Inc.	17,187,155
		26,930,099
	INDUSTRIALS
144,300	Daikin Industries, Ltd.	9,676,729
51,500	FANUC Corp.	11,220,448
112,300	Hoya Corp.	4,317,275
24,925	Keyence Corp.	13,269,020
385,500	Komatsu, Ltd.	7,712,331
		46,195,803
	TECHNOLOGY
343,200	Canon, Inc.	12,199,555
34,100	Tokyo Electron, Ltd.	1,855,548
		14,055,103
	Total Japan	175,869,554

	JERSEY (1.0%)
	CONSUMER NON-CYCLICAL
487,600	Experian, Plc.	8,705,731
	Total Jersey	8,705,731

	NETHERLANDS (1.8%)
	COMMUNICATIONS
216,913	Reed Elsevier NV	5,181,915
	CONSUMER NON-CYCLICAL
559,993	Koninklijke Ahold NV	10,748,814
	Total Netherlands	15,930,729

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	7

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	NORWAY (0.1%)
	COMMUNICATIONS
21,372	Telenor ASA	$479,952
	Total Norway	479,952

	SINGAPORE (3.4%)
	COMMUNICATIONS
2,552,000	Singapore Telecommunications, Ltd.	8,509,795
	FINANCIALS
573,803	DBS Group Holdings, Ltd.	9,101,651
390,624	United Overseas Bank, Ltd.	7,195,980
		16,297,631
	INDUSTRIALS
1,443,800	SembCorp Industries, Ltd.	4,904,432
	Total Singapore	29,711,858

	SPAIN (4.3%)
	COMMUNICATIONS
769,902	Telefonica SA	11,670,987
	CONSUMER CYCLICAL
308,000	Inditex SA	9,811,526
	FINANCIALS
9,867	Banco Santander SA	74,204
453,931	Banco Santander SA	3,413,769
		3,487,973
	UTILITIES
1,931,779	Iberdrola SA	12,842,444
	Total Spain	37,812,930

	SWEDEN (2.6%)
	COMMUNICATIONS
408,380	Telefonaktiebolaget LM Ericsson (Class B)	4,449,634
1,559,189	TeliaSonera AB	9,642,119
		14,091,753
	CONSUMER CYCLICAL
230,600	Hennes & Mauritz AB (Class B)	9,110,795
	Total Sweden	23,202,548

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SWITZERLAND (12.8%)
	BASIC MATERIALS
2,811	Givaudan SA1	$5,250,482
56,242	Syngenta AG	18,749,712
		24,000,194
	CONSUMER CYCLICAL
7,700	Swatch Group AG	3,426,832
	CONSUMER NON-CYCLICAL
258,373	Nestle SA	19,980,792
214,783	Novartis AG	22,007,194
31,000	Roche Holding AG	8,855,191
3,350	SGS SA	6,464,933
		57,308,110
	FINANCIALS
34,588	Zurich Insurance Group AG1	10,623,925
	INDUSTRIALS
570,284	ABB, Ltd.[1]	12,384,965
33,100	Kuehne + Nagel International AG	4,935,244
		17,320,209
	Total Switzerland	112,679,270

	TAIWAN (1.8%)
	TECHNOLOGY
945,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,559,436
475,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,621,220
	Total Taiwan	16,180,656

	UNITED KINGDOM (18.1%)
	COMMUNICATIONS
203,810	Pearson, Plc.	4,113,808
1,301,132	Vodafone Group, Plc.	4,585,525
		8,699,333
	CONSUMER CYCLICAL
483,000	Compass Group, Plc.	8,550,541

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	9

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL
116,639	Aggreko, Plc.		$ 2,945,494
328,000	Diageo, Plc.		9,097,698
1,489,816	G4S, Plc.		6,674,821
533,803	GlaxoSmithKline, Plc.		12,332,544
97,500	Intertek Group, Plc.		3,885,988
105,200	Reckitt Benckiser Group, Plc.		9,380,931
165,000	SABMiller, Plc.		8,730,176
240,700	Smith & Nephew, Plc.		4,112,548
2,730,938	Tesco, Plc.		9,215,395
282,164	Unilever, Plc.		12,372,002
			78,747,597
	ENERGY
481,118	AMEC, Plc.		6,749,261
567,903	BG Group, Plc.		10,293,510
1,258,960	BP, Plc.		9,071,572
267,194	Royal Dutch Shell, Plc. (Class A)		8,425,594
			34,539,937
	FINANCIALS
436,834	Standard Chartered, Plc.		7,134,162
	INDUSTRIALS
649,500	Rolls-Royce Holdings, Plc.[1]		10,393,561
91,579,500	Rolls-Royce Holdings, Plc. (Preference C Shares)[1]		140,382
			10,533,943
	UTILITIES
793,784	National Grid, Plc.		10,657,799
	Total United Kingdom		158,863,312
	Total Common Stocks (Identified cost $664,649,113)		853,266,492

TOTAL INVESTMENTS (Identified cost $664,649,113)[2]		97.1%	$853,266,492
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.9%	25,497,577
NET ASSETS		100.0%	$878,764,069

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $664,649,113, the aggregate gross unrealized appreciation is $266,861,618 and the aggregate gross unrealized depreciation is $78,244,239, resulting in net unrealized appreciation of $188,617,379.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviations:

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	11

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2015
Australia	$–	$26,081,328	$–	$26,081,328
Belgium	–	0	–	0
Bermuda	–	4,105,203	–	4,105,203
China	–	2,527,829	–	2,527,829
Denmark	–	11,983,594	–	11,983,594
Finland	–	7,686,454	–	7,686,454
France	–	83,477,440	–	83,477,440
Germany	–	54,538,184	–	54,538,184
Hong Kong	–	65,939,330	–	65,939,330
Israel	7,643,130	–	–	7,643,130
Italy	–	9,847,460	–	9,847,460
Japan	–	175,869,554	–	175,869,554
Jersey	–	8,705,731	–	8,705,731
Netherlands	–	15,930,729	–	15,930,729
Norway	–	479,952	–	479,952
Singapore	–	29,711,858	–	29,711,858
Spain	–	37,812,930	–	37,812,930
Sweden	–	23,202,548	–	23,202,548
Switzerland	–	112,679,270	–	112,679,270
Taiwan	11,621,220	4,559,436	–	16,180,656
United Kingdom	–	158,863,312	–	158,863,312
Investments, at value	$19,264,350	$834,002,142	$–	$853,266,492

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015, based on the valuation input levels on October 31, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	13

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $664,649,113)	$853,266,492
Cash	22,107,576
Foreign currency at value (Identified cost $902,306)	902,188
Receivables for:
Dividends	4,941,738
Investments sold	2,068,356
Shares sold	535,000
Prepaid assets	1,742
Total Assets	883,823,092
LIABILITIES:
Payables for:
Investments purchased	3,701,562
Investment advisory and administrative fees	573,733
Shares redeemed	457,851
Shareholder servicing fees	160,985
Custody and fund accounting fees	106,796
Professional fees	47,022
Transfer agent fees	3,652
Distributor fees	1,885
Accrued expenses and other liabilities	5,537
Total Liabilities	5,059,023

NET ASSETS	$878,764,069
Net Assets Consist of:
Paid-in capital	$737,860,138
Undistributed net investment income	6,042,777
Accumulated net realized loss on investments in securities
and foreign exchange transactions	(53,705,336)
Net unrealized appreciation/(depreciation) on investments in
securities and foreign currency translations	188,566,490
Net Assets	$878,764,069

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($783,649,671 ÷ 50,502,307 shares outstanding)	$15.52
CLASS I SHARES
($95,114,398 ÷ 6,117,735 shares outstanding)	$15.55

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2015 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $957,866)	$11,035,364
Interest and other income	133
Total Income	11,035,497
Expenses:
Investment advisory and administrative fees	3,303,764
Shareholder servicing fees	930,178
Custody and fund accounting fees	118,640
Professional fees	46,642
Board of Trustees’ fees	29,629
Transfer agent fees	14,719
Distributor fees	10,458
Miscellaneous expenses	65,825
Total Expenses	4,519,855
Expense offset arrangement	(3,698)
Net Expenses	4,516,157
Net Investment Income	6,519,340
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	4,014,724
Net realized gain on foreign exchange transactions and translations	130,283
Net realized gain on investments in securities and foreign
exchange transactions and translations	4,145,007
Net change in unrealized appreciation/(depreciation) on
investments in securities	32,111,357
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	(3,263)
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	32,108,094
Net Realized and Unrealized Gain	36,253,101
Net Increase in Net Assets Resulting from Operations	$42,772,441

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	15

BBH INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2015 (unaudited)	For the year ended October 31, 2014
INCREASE IN NET ASSETS:
Operations:
Net investment income	$6,519,340	$20,004,362
Net realized gain on investments in securities and
foreign exchange transactions and translations	4,145,007	22,096,487
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign
currency translations	32,108,094	(43,722,923)
Net increase (decrease) in net assets resulting from
operations	42,772,441	(1,622,074)
Dividends and distributions declared:
From net investment income:
Class N	(17,771,728)	(11,905,317)
Class I	(2,187,204)	(1,475,717)
Total dividends and distributions declared	(19,958,932)	(13,381,034)
Share transactions:
Proceeds from sales of shares	55,619,914	129,572,113
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	19,895,791	13,341,423
Proceeds from short-term redemption fees	20	5
Cost of shares redeemed	(62,615,284)	(55,069,301)
Net increase in net assets resulting from
share transactions	12,900,441	87,844,240
Total increase in net assets	35,713,950	72,841,132

NET ASSETS:
Beginning of period	843,050,119	770,208,987
End of period (including undistributed net investment
income of $6,042,777 and $19,482,369, respectively)	$878,764,069	$843,050,119

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2015 (unaudited)	For the years ended October 31,
		2014	2013	2012	2011	2010
Net asset value,
beginning of period	$15.11	$15.38	$13.05	$12.66	$13.05	$11.98
Income from investment operations:
Net investment income[1]	0.11	0.37	0.25	0.27	0.26	0.23
Net realized and unrealized
gain (loss)	0.66	(0.38)	2.35	0.45	(0.45)	1.03
Total income (loss) from
investment operations	0.77	(0.01)	2.60	0.72	(0.19)	1.26
Less dividends and distributions:
From net investment income	(0.36)	(0.26)	(0.27)	(0.33)	(0.20)	(0.19)
Total dividends and
distributions	(0.36)	(0.26)	(0.27)	(0.33)	(0.20)	(0.19)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$15.52	$15.11	$15.38	$13.05	$12.66	$13.05
Total return	5.34%[3]	0.01%	20.27%	6.05%	(1.49)%	10.61%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$784	$757	$695	$510	$644	$573
Ratio of expenses to average net
assets before reductions	1.12%[4]	1.12%	1.14%	1.17%	1.16%	1.17%
Expense offset arrangement	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Ratio of expenses to average net
assets after reductions	1.12%[4]	1.12%	1.14%	1.17%	1.16%	1.17%
Ratio of net investment income
to average net assets	1.55%[4]	2.43%	1.79%	2.18%	1.98%	1.85%
Portfolio turnover rate	8%[3]	15%	14%	12%	13%	11%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	17

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2015 (unaudited)	For the years ended October 31,
		2014	2013	2012	2011	2010
Net asset value, beginning
of period	$15.16	$15.43	$13.08	$12.70	$13.09	$12.01
Income from investment operations:
Net investment income[1]	0.13	0.40	0.28	0.30	0.29	0.24
Net realized and unrealized
gain (loss)	0.65	(0.38)	2.37	0.45	(0.45)	1.05
Total income (loss) from
investment operations	0.78	0.02	2.65	0.75	(0.16)	1.29
Less dividends and distributions:
From net investment income	(0.39)	(0.29)	(0.30)	(0.37)	(0.23)	(0.21)
Total dividends and
distributions	(0.39)	(0.29)	(0.30)	(0.37)	(0.23)	(0.21)
Short-term redemption fees[1]	–	–	0.00 [2]	0.00 [2]	0.00 [2]	–
Net asset value, end of period	$15.55	$15.16	$15.43	$13.08	$12.70	$13.09
Total return	5.43%[3]	0.21%	20.64%	6.31%	(1.26)%	10.88%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$95	$86	$75	$70	$97	$82
Ratio of expenses to average net
assets before reductions	0.90%[4]	0.90%	0.90%	0.94%	0.92%	0.93%
Expense offset arrangement	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.01%	0.00%[5]
Ratio of expenses to average net
assets after reductions	0.90%[4]	0.90%	0.90%	0.94%	0.91%	0.93%
Ratio of net investment income
to average net assets	1.81%[4]	2.62%	2.01%	2.42%	2.22%	1.96%
Portfolio turnover rate	8%[3]	15%	14%	12%	13%	11%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”, and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2015, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities
FINANCIAL STATEMENTS APRIL 30, 2015	19

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of April 30, 2015, the Fund had no open contracts.

During the six months ended April 30, 2015, the average monthly notional amount of forward foreign currency exchange contracts was $4,836,837. The corresponding volumes for the period ranged from $0 to $16,204,312.

Effect of Forward Foreign Currency Exchange Contracts on the Statement of Operations

Net Realized Gain on Forward Foreign Currency Exchange Contracts	$496,963

Net Change in Unrealized Appreciation/(Depreciation) on Forward Foreign
Currency Exchange Contracts	$ (74,245)

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign
20

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for

FINANCIAL STATEMENTS APRIL 30, 2015	21

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $17,771,728 and $2,187,204 to Class N shares and Class I shares, respectively, during the six months ended April 30, 2015.

The tax character of distributions paid during the fiscal years ended October 31, 2014 and 2013, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2014:	$13,381,034	–	$13,381,034	–	$13,381,034
2013:	12,252,757	–	12,252,757	–	12,252,757

As of October 31, 2014 and 2013, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2014:	$19,556,615	–	$19,556,615	$(51,410,393)	$(6,514,196)	$156,458,396	$118,090,422
2013:	12,612,249	–	12,612,249	(74,183,898)	(5,516,141)	200,181,319	133,093,529

As of October 31, 2014, the Fund’s net capital loss carryforward expires as follows:

	Expiration Date	Amount
Pre-December 22, 2010 Capital Losses	10/31/2017	$46,243,930
	10/31/2019	5,166,463
Post December 22, 2010 Capital Losses[1]	No Expiration	–
Total capital loss carryforward		$51,410,393

[1]	Must be utilized prior to losses subject to expiration.
22

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

During the year ended October 31, 2014, the Fund utilized $22,773,505 of its capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s sub-advisers, currently Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-advisers and evaluates their performance results. BBH also provides administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to at 0.80% per annum on the first $1,000,000,000 of average daily net assets and 0.70% per annum on all average daily net assets over $1,000,000,000. The Investment Adviser pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2015 the Fund incurred $3,303,764 for services under the Agreement.
FINANCIAL STATEMENTS APRIL 30, 2015	23

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the six months ended April 30, 2015, Class N shares of the Fund incurred $930,178 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2015, the Fund incurred $118,640 in custody and fund accounting fees. These fees for the Fund were reduced by $3,698 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2015, was $448.
D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2015, the Fund incurred $29,629 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2015, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $65,088,833 and $77,231,159, respectively.
24

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:
	For the six months ended April 30, 2015 (unaudited)		For the year ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	2,720,507	$40,468,606	6,727,518	$102,996,755
Shares issued
in connection with
reinvestments of
dividends	1,272,169	17,708,587	813,276	11,865,706
Proceeds from short-term
redemption fees	N/A	20	N/A	5
Shares redeemed	(3,596,612)	(52,864,259)	(2,650,983)	(40,100,125)
Net increase	396,064	$5,312,954	4,889,811	$74,762,341
Class I
Shares sold	984,578	$15,151,308	1,702,039	$26,575,358
Shares issued
in connection with
reinvestments of
dividends	156,901	2,187,204	101,007	1,475,717
Shares redeemed	(677,734)	(9,751,025)	(994,314)	(14,969,176)
Net increase	463,745	$7,587,487	808,732	$13,081,899

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-advisers may cause the Fund to incur losses or miss profit opportunities (management risk). The investment styles of the Sub-advisers may not complement each other (multi-manager risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of

FINANCIAL STATEMENTS APRIL 30, 2015	25

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2015 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
26

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2015 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENTS APRIL 30, 2015	27

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2015 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class N
Actual	$1,000	$1,053	$5.70
Hypothetical[2]	$1,000	$1,019	$5.61

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class I
Actual	$1,000	$1,054	$4.58
Hypothetical[2]	$1,000	$1,020	$4.51

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.12% and 0.90% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
28

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2015 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held an in-person meeting on December 3, 2014, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. The Board also considered the renewal of the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and each of Walter Scott & Partners Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian” and, together with Walter Scott, the “Sub-Advisers”). In approving the renewal of the Agreements with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreements were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meeting specifically held to address the continuance of the Agreements and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser, Sub-Advisers and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and the Sub-Advisers were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser and the Sub-Advisers.

FINANCIAL STATEMENTS APRIL 30, 2015	29

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Advisory Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund. Pursuant to the Sub-advisory Agreements, the Sub-Advisers, subject to the supervision of the Investment Adviser and the Board are responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information, during the in-person meeting held on December 3, 2014, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Advisers, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

The Board received and considered information, during the in-person meeting held on December 3, 2014, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Advisers, particularly portfolio management in light of the narrower scope of services performed by the Sub-Advisers. The Board also considered brokerage policies and practices, and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. In addition, the Board received reports on the foregoing topics at other meetings held during the year. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Sub-Advisory Agreements.

30

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s strong performance in the 1, 5, and 10 year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-Advisers for their services to the Fund. The compensation paid to the Sub-Advisers is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

FINANCIAL STATEMENTS APRIL 30, 2015	31

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Advisers. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2014, and for the prior four years. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed reviewed of the allocation methods used in preparing the profitability data. To the extent made available, the Board also reviewed the Sub-Advisers’ profitability data for the Fund. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser’s and BBH’s nor the Sub-Advisers’ profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Advisers, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

32

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST
April 30, 2015 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	33

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price, generally, may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

34

Administrator

Brown Brothers Harriman & Co.
140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & CO.

140 Broadway

New York, NY 10005

(800) 575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2015

BBH Intermediate Municipal Bond Fund

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO ALLOCATION
April 30, 2015 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$80,233,055	98.9%
Cash and Other Assets in Excess of Liabilities	868,872	1.1
NET ASSETS	$81,101,927	100.0%

All data as of April 30, 2015. BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$15,868,421	19.8%
AA	23,008,389	28.7
A	40,366,133	50.3
BBB	754,772	0.9
Not rated	235,340	0.3
TOTAL INVESTMENTS	$80,233,055	100.0%

All data as of April 30, 2015. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (98.9%)
	Alabama (0.7%)
$205,000	Alabama 21st Century Authority,
	Revenue Bonds	06/01/20	5.000%	$236,554
290,000	Alabama 21st Century Authority,
	Revenue Bonds	06/01/21	5.000	337,705
	Total Alabama			574,259

	Arizona (3.5%)
100,000	Coconino County Pollution Control Corp.,
	Revenue Bonds, FGIC[1]	09/01/32	0.448	94,617
425,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/19	5.250	490,084
55,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/22	5.250	65,416
50,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/26	5.250	60,061
1,070,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/27	5.250	1,283,262
345,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/28	5.250	411,426
165,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/29	5.500	199,883
195,000	Salt Verde Financial Corp.,
	Revenue Bonds	12/01/32	5.000	221,294
	Total Arizona			2,826,043

	California (6.4%)
60,000	California Pollution Control Financing
	Authority, Revenue Bonds,
	AMBAC, FGIC	12/01/23	4.750	63,964
25,000	Long Beach Bond Finance Authority,
	Revenue Bonds	11/15/19	5.250	28,408
165,000	Long Beach Bond Finance Authority,
	Revenue Bonds	11/15/22	5.250	191,415
530,000	Long Beach Bond Finance Authority,
	Revenue Bonds	11/15/23	5.250	616,538

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	3

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$30,000	Long Beach Bond Finance Authority,
	Revenue Bonds[1]	11/15/27	1.623%	$27,372
260,000	Long Beach Bond Finance Authority,
	Revenue Bonds	11/15/30	5.500	313,526
200,000	Los Angeles County Metropolitan
	Transportation Authority, Revenue
	Bonds, AMBAC[1]	07/01/27	0.408	189,660
625,000	Los Angeles County Metropolitan
	Transportation Authority, Revenue
	Bonds, AMBAC[1]	07/01/27	0.408	593,717
350,000	Los Angeles County Metropolitan
	Transportation Authority, Revenue
	Bonds, AMBAC[1]	07/01/27	0.415	330,495
2,500,000	Northern California Gas Authority No. 1,
	Revenue Bonds[1]	07/01/27	0.904	2,282,050
575,000	Northern California Transmission Agency,
	Revenue Bonds, NPFG[1]	05/01/24	0.407	543,623
	Total California			5,180,768

	Colorado (0.6%)
515,000	Denver Health & Hospital Authority,
	Revenue Bonds[1]	12/01/33	1.275	470,020
	Total Colorado			470,020

	Connecticut (0.4%)
125,000	Connecticut Housing Finance Authority,
	Revenue Bonds	11/15/22	3.250	129,011
140,000	Connecticut Housing Finance Authority,
	Revenue Bonds	11/15/23	3.450	143,996
85,000	State of Connecticut, General
	Obligation Bonds[1]	03/01/25	1.100	85,601
	Total Connecticut			358,608

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	District of Columbia (0.3%)
$205,000	Metropolitan Washington Airports
	Authority, Revenue Bonds	10/01/21	5.000%	$240,319
	Total District of Columbia			240,319

	Florida (5.1%)
425,000	City of Tampa Solid Waste System
	Revenue, Revenue Bonds	10/01/20	5.000	487,428
150,000	City of Tampa Solid Waste System
	Revenue, Revenue Bonds	10/01/21	3.500	158,189
205,000	County of Broward Airport System
	Revenue, Revenue Bonds	10/01/21	5.000	239,649
380,000	County of Broward Airport System
	Revenue, Revenue Bonds	10/01/26	5.000	430,931
990,000	Florida HomeLoan Corp., Revenue
	Bonds, FHLMC	07/01/45	3.000	1,033,263
1,080,000	Greater Orlando Aviation Authority,
	Revenue Bonds	10/01/27	5.000	1,217,106
35,000	Hillsborough County Aviation Authority,
	Revenue Bonds	10/01/25	5.000	39,776
10,000	Hillsborough County Aviation Authority,
	Revenue Bonds	10/01/26	5.000	11,223
185,000	Miami-Dade County, Revenue Bonds	10/01/22	5.000	218,968
300,000	Pinellas County Health Facilities
	Authority, Revenue Bonds NPFG[1]	11/15/23	0.222	282,676
	Total Florida			4,119,209

	Georgia (0.9%)
200,000	Burke County Development Authority,
	Revenue Bonds, AGM[1]	01/01/24	0.315	189,526
65,000	Chatham County Hospital Authority,
	Revenue Bonds	01/01/26	5.000	75,077
500,000	Monroe County Development Authority,
	Revenue Bonds[1]	01/01/39	2.400	508,125
	Total Georgia			772,728

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	5

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Hawaii (2.1%)
$300,000	State of Hawaii Airports System
	Revenue, Certificates of Participation	08/01/21	5.000%	$348,900
1,185,000	State of Hawaii Department of
	Transportation, Certificates of
	Participation	08/01/28	5.000	1,316,582
	Total Hawaii			1,665,482

	Illinois (9.2%)
425,000	Chicago Park District, General
	Obligation Bonds	01/01/18	4.250	451,648
25,000	Chicago Park District, General
	Obligation Bonds	01/01/19	3.000	25,770
310,000	Chicago Park District, General
	Obligation Bonds	01/01/19	4.000	330,389
100,000	Chicago Park District, General
	Obligation Bonds	01/01/19	5.000	110,076
170,000	Chicago Park District, General
	Obligation Bonds	01/01/19	5.000	187,129
310,000	Chicago Park District, General
	Obligation Bonds	01/01/20	4.000	322,924
85,000	Chicago Park District, General
	Obligation Bonds	01/01/20	5.000	94,796
345,000	Chicago Park District, General
	Obligation Bonds	01/01/21	5.000	389,050
100,000	Chicago Park District, General
	Obligation Bonds	01/01/22	4.000	103,048
370,000	Chicago Park District, General
	Obligation Bonds	01/01/23	5.000	414,567
15,000	Chicago Transit Authority, Revenue
	Bonds, AMBAC	06/01/16	5.250	15,685
75,000	Chicago Transit Authority, Revenue
	Bonds, AMBAC	06/01/16	5.250	78,424
15,000	Chicago Transit Authority, Revenue
	Bonds, AGC	06/01/19	5.250	16,644
520,000	Chicago Transit Authority, Revenue
	Bonds	06/01/19	5.500	586,654

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$250,000	Chicago Transit Authority, Revenue
	Bonds, AGC	06/01/20	5.250%	$276,612
25,000	Chicago Transit Authority, Revenue
	Bonds	06/01/22	5.000	27,691
50,000	Chicago Transit Authority, Revenue
	Bonds, AGC	06/01/24	5.250	54,552
220,000	City of Chicago Motor Fuel Tax Revenue,
	Revenue Bonds, AGC	01/01/22	5.000	251,348
130,000	City of Chicago Motor Fuel Tax Revenue,
	Revenue Bonds	01/01/25	5.000	149,152
440,000	City of Chicago Motor Fuel Tax Revenue,
	Revenue Bonds	01/01/26	5.000	501,587
85,000	Metropolitan Pier & Exposition Authority,
	Revenue Bonds, NPFG[2]	12/15/19	0.000	77,441
170,000	Metropolitan Pier & Exposition Authority,
	Revenue Bonds, NPFG[2]	12/15/21	0.000	143,968
750,000	Railsplitter Tobacco Settlement
	Authority, Revenue Bonds	06/01/18	5.000	828,045
90,000	Railsplitter Tobacco Settlement
	Authority, Revenue Bonds	06/01/19	5.125	101,849
95,000	Railsplitter Tobacco Settlement
	Authority, Revenue Bonds	06/01/21	5.375	112,114
95,000	Railsplitter Tobacco Settlement
	Authority, Revenue Bonds	06/01/23	5.500	112,253
270,000	State of Illinois, General
	Obligation Bonds	01/01/18	5.250	293,163
45,000	State of Illinois, General
	Obligation Bonds	04/01/20	5.000	49,746
130,000	State of Illinois, General
	Obligation Bonds	08/01/21	5.000	145,158
150,000	State of Illinois, General
	Obligation Bonds	07/01/22	5.000	168,157
250,000	State of Illinois, General
	Obligation Bonds, AGM	04/01/26	5.000	274,247
250,000	State of Illinois, General
	Obligation Bonds	05/01/28	5.000	269,307

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	7

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$475,000	State of Illinois, General
	Obligation Bonds	09/01/28	5.000%	$497,596
	Total Illinois			7,460,790

	Indiana (0.3%)
220,000	City of Rockport, Revenue Bonds[1]	06/01/25	1.750	220,788
	Total Indiana			220,788

	Kansas (1.3%)
150,000	City of La Cygne, Revenue Bonds, NPFG[1]	04/15/27	0.040	135,488
50,000	City of St. Marys, Revenue Bonds, NPFG[1]	04/15/32	0.040	45,593
1,000,000	City of St. Marys, Revenue Bonds, NPFG[1]	04/15/32	0.160	911,868
	Total Kansas			1,092,949

	Kentucky (3.8%)
1,850,000	Carroll County, Revenue Bonds, AMBAC[1]	10/01/32	0.200	1,705,593
1,340,000	Kentucky Housing Corp., Revenue Bonds	07/01/19	4.250	1,393,761
	Total Kentucky			3,099,354

	Maine (1.3%)
1,000,000	Finance Authority of Maine,
	Revenue Bonds	02/01/16	4.650	1,028,900
	Total Maine			1,028,900

	Maryland (1.4%)
1,000,000	State of Maryland, General
	Obligation Bonds	08/01/19	4.000	1,115,370
	Total Maryland			1,115,370

	Massachusetts (0.8%)
250,000	Commonwealth of Massachusetts,
	General Obligation Bonds, AGM[1]	11/01/18	0.845	259,007
375,000	Commonwealth of Massachusetts,
	General Obligation Bonds, NPFG[1]	12/01/30	0.120	352,430
35,000	Commonwealth of Massachusetts,
	General Obligation Bonds, NPFG[1]	05/01/37	0.741	32,555
	Total Massachusetts			643,992

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (5.3%)
$220,000	Detroit City School District, General
	Obligation Bonds, FGIC	05/01/20	6.000%	$262,161
175,000	Detroit City School District, General
	Obligation Bonds, FGIC	05/01/21	6.000	211,904
350,000	Detroit City School District, General
	Obligation Bonds	05/01/23	5.000	401,439
95,000	Detroit City School District, General
	Obligation Bonds, BHAC, FGIC	05/01/25	5.250	110,302
55,000	Detroit City School District, General
	Obligation Bonds, AGM	05/01/27	5.250	63,948
305,000	Detroit City School District, General
	Obligation Bonds, AGM	05/01/29	6.000	366,061
1,510,000	Detroit City School District, General
	Obligation Bonds, AGM	05/01/30	5.250	1,752,808
1,000,000	Michigan State Hospital Finance
	Authority, Revenue Bonds	06/01/25	5.000	1,162,530
	Total Michigan			4,331,153

	Missouri (1.2%)
300,000	Health & Educational Facilities
	Authority of the State of Missouri,
	Revenue Bonds[3]	05/01/15	0.130	300,000
300,000	Health & Educational Facilities
	Authority of the State of Missouri,
	Revenue Bonds, AMBAC[1]	06/01/31	0.420	270,453
310,000	Health & Educational Facilities
	Authority of the State of Missouri,
	Revenue Bonds, AMBAC[1]	06/01/31	0.425	281,940
100,000	St. Joseph Industrial Development
	Authority, Revenue Bonds, AMBAC[1]	12/11/31	0.091	83,047
	Total Missouri			935,440

	Montana (0.6%)
490,000	Montana Board of Housing,
	Revenue Bonds, FHA	12/01/43	3.000	508,159
	Total Montana			508,159

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	9

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Nebraska (0.6%)
$325,000	Central Plains Energy Project,
	Revenue Bonds	12/01/18	5.250%	$365,781
90,000	Central Plains Energy Project,
	Revenue Bonds	09/01/27	5.000	100,995
	Total Nebraska			466,776

	Nevada (1.0%)
850,000	County of Washoe, Revenue
	Bonds, NPFG[1]	03/01/36	0.451	809,981
	Total Nevada			809,981

	New Jersey (13.3%)
1,000,000	New Jersey Economic Development
	Authority, Revenue Bonds[1]	02/01/17	1.010	994,440
160,000	New Jersey Economic Development
	Authority, Revenue Bonds	03/01/23	5.000	177,795
570,000	New Jersey Economic Development
	Authority, Revenue Bonds[1]	09/01/27	1.660	552,250
725,000	New Jersey Economic Development
	Authority, Revenue Bonds[1]	03/01/28	1.710	706,723
925,000	New Jersey State Turnpike Authority,
	Revenue Bonds, NPFG[1]	01/01/30	0.140	842,375
1,200,000	New Jersey State Turnpike Authority,
	Revenue Bonds, NPFG[1]	01/01/30	0.140	1,092,812
250,000	New Jersey State Turnpike Authority,
	Revenue Bonds, NPFG[1]	01/01/30	0.245	227,669
125,000	New Jersey Transit Corp.,
	Revenue Bonds	09/15/17	5.000	135,323
595,000	New Jersey Transit Corp.,
	Revenue Bonds	09/15/20	5.000	678,151
275,000	New Jersey Transportation Trust Fund
	Authority, Revenue Bonds, AMBAC[2]	12/15/26	0.000	165,341
2,500,000	New Jersey Transportation Trust Fund
	Authority, Revenue Bonds, NPFG[2]	12/15/30	0.000	1,183,150
500,000	New Jersey Transportation Trust Fund
	Authority, Revenue Bonds[1]	06/15/34	1.310	486,785

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$5,330,000	Tobacco Settlement Financing Corp.,
	Revenue Bonds[2]	06/01/41	0.000%	$1,291,726
9,615,000	Tobacco Settlement Financing Corp.,
	Revenue Bonds[2]	06/01/41	0.000	2,270,871
	Total New Jersey			10,805,411

	New York (9.5%)
1,150,000	Metropolitan Transportation Authority,
	Revenue Bonds, AGM[1]	11/01/22	0.361	1,109,878
50,000	Metropolitan Transportation Authority,
	Revenue Bonds, AGM[1]	11/01/22	0.369	48,255
250,000	New York City Transit Authority/
	Metropolitan Trans Authority/Triborough
	Bridge & Tunnel Authority, Certificates
	of Participation, AMBAC[1]	01/01/30	0.498	235,340
100,000	New York City Water & Sewer System,
	Revenue Bonds[3]	05/01/15	0.130	100,000
300,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds[1]	04/01/20	0.102	289,286
120,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, AMBAC[1]	12/01/23	0.453	114,094
1,725,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, AMBAC[1]	12/01/25	0.453	1,633,252
500,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, AMBAC	12/01/25	0.461	473,407
1,500,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds[1]	07/01/26	2.375	1,498,365
80,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, AMBAC[1]	12/01/26	0.451	75,978

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	11

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$80,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, AMBAC[1]	03/01/27	0.454%	$75,679
110,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, AMBAC[1]	07/01/27	0.451	104,036
290,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, AMBAC[1]	07/01/27	0.451	274,282
690,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, XCLA[1]	07/01/29	0.453	644,942
1,000,000	New York State Energy Research &
	Development Authority, Revenue
	Bonds, XCLA[1]	01/01/39	0.091	893,754
180,000	State of New York, General Obligation
	Bonds, AMBAC[1]	03/14/31	0.120	166,238
	Total New York			7,736,786

	North Carolina (5.1%)
1,405,000	County of Mecklenburg, General
	Obligation Bonds	04/01/24	5.000	1,740,781
2,000,000	State of North Carolina, General
	Obligation Bonds	06/01/21	5.000	2,400,940
	Total North Carolina			4,141,721

	North Dakota (0.6%)
485,000	North Dakota Housing Finance Agency,
	Revenue Bonds	07/01/34	4.000	525,725
	Total North Dakota			525,725

	Pennsylvania (6.4%)
275,000	Allegheny County Airport Authority,
	Revenue Bonds, FGIC	01/01/18	5.000	302,305
75,000	Allegheny County Airport Authority,
	Revenue Bonds, NPFG	01/01/18	5.000	82,447

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$190,000	Allegheny County Airport Authority,
	Revenue Bonds	01/01/21	5.000%	$217,162
150,000	Allegheny County Airport Authority,
	Revenue Bonds, FGIC	01/01/22	5.000	172,162
50,000	Allegheny County Airport Authority,
	Revenue Bonds, FGIC	01/01/23	5.000	57,457
1,145,000	Pennsylvania Economic Development
	Financing Authority, Revenue Bonds[1]	07/01/41	2.250	1,145,779
170,000	Pennsylvania Turnpike Commission,
	Revenue Bonds[1]	12/01/19	1.260	172,123
1,000,000	School District of Philadelphia,
	General Obligation Bonds	09/01/20	5.000	1,145,280
275,000	School District of Philadelphia,
	General Obligation Bonds	09/01/22	5.250	312,603
1,000,000	State Public School Building Authority,
	Revenue Bonds	06/01/23	5.000	1,156,380
50,000	State Public School Building Authority,
	Revenue Bonds	04/01/25	5.000	55,930
345,000	State Public School Building Authority,
	Revenue Bonds	04/01/31	5.000	372,100
	Total Pennsylvania			5,191,728

	Tennessee (1.4%)
255,000	Clarksville Natural Gas Acquisition Corp.,
	Revenue Bonds	12/15/19	5.000	287,931
25,000	Clarksville Natural Gas Acquisition Corp.,
	Revenue Bonds	12/15/20	5.000	28,562
785,000	Tennessee Housing Development
	Agency, Revenue Bonds	07/01/45	4.000	852,471
	Total Tennessee			1,168,964

	Texas (8.6%)
1,000,000	Central Texas Turnpike System,
	Revenue Bonds, AMBAC[2]	08/15/19	0.000	926,210
350,000	City of Houston Airport System,
	Revenue Bonds, AGM[1]	07/01/30	0.260	321,778

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	13

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$500,000	City of Houston Airport System,
	Revenue Bonds, AGM[1]	07/01/30	0.260%	$459,710
75,000	City of Houston Airport System,
	Revenue Bonds, XLCA[1]	07/01/32	0.361	71,193
575,000	City of Houston Airport System,
	Revenue Bonds, XLCA[1]	07/01/32	0.361	545,776
225,000	City of Houston Airport System,
	Revenue Bonds, XLCA[1]	07/01/32	0.363	213,643
1,805,000	Grand Prairie Independent School
	District, General Obligation Bonds	02/15/24	5.250	2,237,316
1,475,000	North Texas Tollway Authority,
	Revenue Bonds, AGC[2]	01/01/29	0.000	863,450
100,000	Texas Municipal Gas Acquisition &
	Supply Corp. I, Revenue Bonds	12/15/19	5.250	114,151
10,000	Texas Municipal Gas Acquisition &
	Supply Corp. I, Revenue Bonds	12/15/20	5.250	11,584
110,000	Texas Municipal Gas Acquisition &
	Supply Corp. I, Revenue Bonds	12/15/21	5.250	127,308
215,000	Texas Municipal Gas Acquisition &
	Supply Corp. I, Revenue Bonds	12/15/23	5.250	252,176
455,000	Texas Municipal Gas Acquisition &
	Supply Corp. I, Revenue Bonds	12/15/25	5.250	537,000
220,000	Texas Municipal Gas Acquisition &
	Supply Corp. I, Revenue Bonds	12/15/26	5.250	259,695
	Total Texas			6,940,990

	Utah (3.1%)
2,000,000	State of Utah, General Obligation Bonds	07/01/24	5.000	2,492,060
	Total Utah			2,492,060

	Virginia (3.4%)
2,035,000	Commonwealth of Virginia, General
	Obligation Bonds	06/01/23	5.000	2,506,733
250,000	Sussex County Industrial Development
	Authority, Revenue Bonds[1]	06/01/28	2.375	254,010
	Total Virginia			2,760,743

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Washington (0.5%)
$180,000	Washington State Housing Finance
	Commission, Revenue Bonds,
	FHLMC, FNMA, GNMA	12/01/21	2.900%	$184,117
185,000	Washington State Housing Finance
	Commission, Revenue Bonds,
	FHLMC, FNMA, GNMA	12/01/22	3.050	191,073
	Total Washington			375,190

	Wisconsin (0.2%)
150,000	County of Milwaukee Airport Revenue,
	Revenue Bonds	12/01/28	5.250	172,649
	Total Wisconsin			172,649
	Total Municipal Bonds
	(Identified cost $79,693,538)			$80,233,055

TOTAL INVESTMENTS (Identified cost 79,693,538)[4]			98.9%	$80,233,055
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.1%	868,872
NET ASSETS			100.0%	$81,101,927

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2015 coupon or interest rate.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]	Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2015.
[4]	The aggregate cost for federal income tax purposes is $79,693,538, the aggregate gross unrealized appreciation is $828,321 and the aggregate gross unrealized depreciation is $288,804, resulting in net unrealized appreciation of $539,517.

Abbreviations:

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

AMBAC – AMBAC Financial Group, Inc.

BHAC – Berkshire Hathaway Assurance Corporation.

FGIC – Financial Guaranty Insurance Company.

FHA – Federal Housing Administration.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

NPFG – National Public Finance Guaranty Corp.

XLCA – XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	15

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2015 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2015
Municipal Bonds**	$–	$80,233,055	$–	$80,233,055
Total Investments, at value	$–	$80,233,055	$–	$80,233,055

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015, based on the valuation input levels on October 31, 2014.
**	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	17

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $79,693,538)	$80,233,055
Cash	368,752
Receivables for:
Shares sold	738,946
Interest	568,569
Investment advisory and administrative fees waiver reimbursement	20,617
Prepaid assets	109
Total Assets	81,930,048
LIABILITIES:
Payables for:
Investments purchased	719,816
Professional fees	31,139
Shares redeemed	24,593
Investment advisory and administrative fees	23,838
Custody and fund accounting fees	10,405
Shareholder servicing fees	2,395
Transfer agent fees	1,403
Accrued expenses and other liabilities	14,532
Total Liabilities	828,121

NET ASSETS	$81,101,927
Net Assets Consist of:
Paid-in capital	$80,184,237
Undistributed net investment income	702
Accumulated net realized gain on investments in securities	377,471
Net unrealized appreciation/(depreciation) on investments in securities	539,517
Net Assets	$81,101,927
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($26,668,571 ÷ 2,607,355 shares outstanding)	$10.23
CLASS I SHARES
($54,433,356 ÷ 5,326,792 shares outstanding)	$10.22

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2015 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$661,747
Total Income	661,747
Expenses:
Investment advisory and administrative fees	111,449
Board of Trustees’ fees	29,388
Insurance Expense	21,577
Registration fees	21,272
Audit fees	18,930
Shareholder Report fees	15,453
Custody and fund accounting fees	13,481
Transfer agent fees	11,718
Legal fees	11,083
Distributor fees	7,702
Shareholder servicing fees	3,183
Miscellaneous expenses	5,075
Total Expenses	270,311
Investment advisory and administrative fees waiver	(127,724)
Expense offset arrangement	(93)
Net Expenses	142,494
Net Investment Income	519,253
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	377,885
Net change in unrealized appreciation/(depreciation) on investments
in securities	(550,471)
Net Realized and Unrealized Loss	(172,586)
Net Increase in Net Assets Resulting from Operations	$346,667

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	19

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2015 (unaudited)	For the period from April 1, 2014 (commencement of operations) to October 31, 2014
INCREASE IN NET ASSETS:
Operations:
Net investment income	$519,253	$449,551
Net realized gain on investments in securities	377,885	411,073
Net change in unrealized appreciation/(depreciation)
on investments in securities	(550,471)	1,089,988
Net increase in net assets resulting
from operations	346,667	1,950,612
Dividends and distributions declared:
From net investment income:
Class N	(34,806)	(7,529)
Class I	(483,897)	(441,870)
From net realized gains:
Class N	(8,229)	–
Class I	(403,258)	–
Total dividends and distributions declared	(930,190)	(449,399)
Share transactions:
Proceeds from sales of shares	29,350,638	51,190,259
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	37,620	8,899
Proceeds from short-term redemption fees	2	–
Cost of shares redeemed	(395,879)	(7,302)
Net increase in net assets resulting from
share transactions	28,992,381	51,191,856
Total increase in net assets	28,408,858	52,693,069

NET ASSETS:
Beginning of period	52,693,069	–
End of period (including undistributed net investment
income of $702 and $152, respectively)	$81,101,927	$52,693,069

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2015 (unaudited)	For the period from April 1, 2014 (commencement of operations) to October 31, 2014
Net asset value, beginning of period	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.07	0.09
Net realized and unrealized gain	0.03	0.29
Total income from investment operations	0.10	0.38
Less dividends and distributions:
From net investment income	(0.09)	(0.08)
From net realized gains	(0.08)	–
Total dividends and distributions	(0.17)	(0.08)
Short-term redemption fees[1]	0.00 [2]	–
Net asset value, end of period	$10.23	$10.30
Total return	0.97%[3]	3.82%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$27	$1
Ratio of expenses to average net assets before reductions	2.10%[4]	8.78%[5]
Fee waiver	1.45%[4,6]	8.13%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.65%[4]	0.65%[5]
Ratio of net investment income to average net assets	1.46%[4]	1.43%[5]
Portfolio turnover rate	24%[3,8]	56%[8]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2015 and the period ended October 31, 2014 reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for the period beginning on April 1, 2014 and will terminate on March 1, 2016, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2015 and the period from April 1, 2014 to October 31, 2014 the waived fees were $30,698 and $47,942, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate including variable rate demand notes was 70% for the six months ended April 30, 2015 and 91% for the period ended October 31, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2015	21

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout the period.

	For the six months ended April 30, 2015 (unaudited)	For the period from April 1, 2014 (commencement of operations) to October 31, 2014
Net asset value, beginning of period	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.10	0.09
Net realized and unrealized gain	–	0.30
Total income from investment operations	0.10	0.39
Less dividends and distributions:
From net investment income	(0.10)	(0.09)
From net realized gains	(0.08)	–
Total dividends and distributions	(0.18)	(0.09)
Short-term redemption fees[1]	0.00 [2]	–
Net asset value, end of period	$10.22	$10.30
Total return	0.94%[3]	3.89%[3]

Ratios/Supplemental data:
Net assets, end of period (in millions)	$54	$52
Ratio of expenses to average net assets before reductions	0.88%[4]	0.88%[5]
Fee waiver	0.38%[4,6]	0.38%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.50%[4]	0.50%[5]
Ratio of net investment income to average net assets	1.90%[4]	1.49%[5]
Portfolio turnover rate	24%[3,8]	56%[8]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended April 30, 2015 and the period ended October 31, 2014 reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for the period beginning on April 1, 2014 and will terminate on March 1, 2016, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2015 and the period from April 1, 2014 to October 31, 2014 the waived fees were $97,026 and $137,383, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate including variable rate demand notes was 70% for the six months ended April 30, 2015 and 91% for the period ended October 31, 2014.

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014. The Fund offers both Class N shares and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2015, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees. These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the
FINANCIAL STATEMENTS APRIL 30, 2015	23

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are
24

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

recorded on the ex-dividend date. The Fund declared dividends in the amount of $43,035 and $887,155 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2015.

The tax character of distributions paid during the period ended October 31, 2014, was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2014:	$53,584	–	$53,584	$395,815	–	$449,399

As of October 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2014:	$411,073	–	$411,073	–	–	$1,089,988	$1,501,061

The Fund did not have a net capital loss carryforward at October 31, 2014.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

F.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund’s
FINANCIAL STATEMENTS APRIL 30, 2015	25

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

investment advisory fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the Fund incurred $111,449 under the Agreement.

B.	Investment Advisory and Administrative Fee Waivers. Effective April 1, 2014 (commencement of operations), the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2016, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2015, the SID waived fees in the amount of $30,698 and $97,026 for Class N and Class I, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets. For the six months ended April 30, 2015, Class N shares of the Fund incurred $3,183 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2015, the Fund incurred $13,481 in custody and fund accounting fees. These fees for the Fund were reduced by $93 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2015, was $175.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2015, the Fund incurred $29,388 in independent Trustee compensation and reimbursements.
F.	Affiliated Ownership. As of April 30, 2015, BBH is the owner of record of 66% of the total outstanding shares of the Fund.
26

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

4.	Investment Transactions. For the six months ended April 30, 2015, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $67,775,553 and $40,224,061, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2015 (unaudited)		For the period ended October 31, 2014*
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	2,539,819	$26,154,432	102,326	$1,035,259
Shares issued in
connection with
reinvestments
of dividends	3,116	32,007	737	7,529
Shares redeemed	(37,928)	(389,763)	(715)	(7,302)
Net increase	2,505,007	$25,796,676	102,348	$1,035,486
Class I
Shares sold	311,213	$3,196,206	5,015,493	$50,155,000
Shares issued in
connection with
reinvestments
of dividends	548	5,613	134	1,370
Proceeds from short-term
redemption fees	N/A	2	N/A	–
Shares redeemed	(596)	(6,116)	–	–
Net increase	311,165	$3,195,705	5,015,627	$50,156,370

*	The period represented is from April 1, 2014 (commencement of operations) to October 31, 2014.
6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund may invest in

FINANCIAL STATEMENTS APRIL 30, 2015	27

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2015 (unaudited)

auction rate securities, the liquidity and price of which are subject to the risk of insufficient demand at auction or on a secondary market (auction rate securities risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (state-specific risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, the Fund may invest more than 25% of total assets in municipal obligations relating to similar types of projects and, as a result, the Fund may be more sensitive to adverse economic, business or political developments (concentration risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2015 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
28

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2015 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENTS APRIL 30, 2015	29

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2015 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class N
Actual	$1,000	$1,010	$3.24
Hypothetical[2]	$1,000	$1,022	$3.26

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period November 1, 2014 to April 30, 2015[1]
Class I
Actual	$1,000	$1,010	$2.49
Hypothetical[2]	$1,000	$1,022	$2.51

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.50% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
30

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2015 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held an in-person meeting on December 3, 2014, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable and that they had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received third-party comparative performance and fee and expense information for the Fund. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in-person meeting held on December 3, 2014, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer

FINANCIAL STATEMENTS APRIL 30, 2015	31

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

The Board received and considered performance information for the Fund. The Board considered the Fund’s performance relative to a peer category of other mutual funds. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of the third party who prepared the peer category analysis. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted that the Fund has had limited time to operate given that it launched on April 1, 2014. However, in its review of performance since inception, the Board noted that the Fund’s performance was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Fund Expenses

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by an independent third party. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

32

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2015 (unaudited)

Costs of Services Provided and Profitability

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund as of September 30, 2014, since inception. The data also included the effect of revenue generated by the custody, fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund.

FINANCIAL STATEMENTS APRIL 30, 2015	33

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST
April 30, 2015 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts (including proprietary accounts) managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

34

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price, generally, may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

FINANCIAL STATEMENTS APRIL 30, 2015	35

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued)
April 30, 2015 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

36

Administrator

Brown Brothers Harriman & Co.
140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & CO.

140 Broadway

New York, NY 10005

(800) 575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz___________________

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: July 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz___________________

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: July 9, 2015

By: (Signature and Title)

/s/ Charles H. Schreiber_________________

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 9, 2015